Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	American Funds Insurance Series
Entity Central Index Key	0000729528
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Global Growth Fund - Class 1
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – Global Growth Fund
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Insurance Series - Global Growth Fund (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$ 47	0.42%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 1 shares gained 21.98% for the year ended December 31, 2025. That result compares with a 22.34% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-1
.
What factors influenced results
Global equity markets delivered strong gains in 2025, overcoming trade tensions and geopolitical volatility. U.S. equities advanced on strong large-cap technology growth, though lost momentum later in the year. Stocks in the U.K. and Japan benefited from accommodative monetary policies and fiscal stimulus measures. Emerging markets drove the rally, with strong returns from South Korea, Taiwan and China, while India remained relatively flat despite solid macroeconomic fundamentals.
Most sectors posted gains for the fund, with information technology, industrials, financials and consumer staples contributing most significantly. Returns from the communication services and consumer discretionary sectors were also positive, though below the portfolio’s overall returns. Companies based in the U.S., France and Taiwan made meaningful contributions to investment results.
Conversely, the health care and real estate sectors were the largest detractors from overall results. Country-wise, holdings in Denmark and Australia were among the most notable detractors for the fund.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Global Growth Fund — Class 1 *	21.98%	8.51%	12.46%
MSCI ACWI (All Country World Index) †	22.34%	11.19%	11.72%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 9,131,000,000
Holdings Count | Holding	169
Advisory Fees Paid, Amount	$ 31,000,000
Investment Company, Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 9,131
Total number of portfolio holdings	169
Total advisory fees paid (in millions)	$ 31
Portfolio turnover rate	45%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On
December 10, 2025
, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader
effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Global Growth Fund - Class 1A
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – Global Growth Fund
Class Name	Class 1A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Insurance Series - Global Growth Fund (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1A . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1A
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1A	$ 74	0.67%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 1A shares gained 21.63% for the year ended December 31, 2025. That result compares with a 22.34% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-1A
.
What factors influenced results
Global equity markets delivered strong gains in 2025, overcoming trade tensions and geopolitical volatility. U.S. equities advanced on strong large-cap technology growth, though lost momentum later in the year. Stocks in the U.K. and Japan benefited from accommodative monetary policies and fiscal stimulus measures. Emerging markets drove the rally, with strong returns from South Korea, Taiwan and China, while India remained relatively flat despite solid macroeconomic fundamentals.
Most sectors posted gains for the fund, with information technology, industrials, financials and consumer staples contributing most significantly. Returns from the communication services and consumer discretionary sectors were also positive, though below the portfolio’s overall returns. Companies based in the U.S., France and Taiwan made meaningful contributions to investment results.
Conversely, the health care and real estate sectors were the largest detractors from overall results. Country-wise, holdings in Denmark and Australia were among the most notable detractors for the fund.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
Global Growth Fund — Class 1A 2	21.63%	8.24%	13.34%
MSCI ACWI (All Country World Index) 3	22.34%	11.19%	11.95%
1
Class 1A shares were first offered on January 6, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

Performance Inception Date	Jan. 06, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 9,131,000,000
Holdings Count | Holding	169
Advisory Fees Paid, Amount	$ 31,000,000
Investment Company, Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 9,131
Total number of portfolio holdings	169
Total advisory fees paid (in millions)	$ 31
Portfolio turnover rate	45%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update
board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Global Growth Fund - Class 2
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – Global Growth Fund
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Insurance Series - Global Growth Fund (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$ 74	0.67%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 2 shares gained 21.62% for the year ended December 31, 2025. That result compares with a 22.34% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-2
.
What factors influenced results
Global equity markets delivered strong gains in 2025, overcoming trade tensions and geopolitical volatility. U.S. equities advanced on strong large-cap technology growth, though lost momentum later in the year. Stocks in the U.K. and Japan benefited from accommodative monetary policies and fiscal stimulus measures. Emerging markets drove the rally, with strong returns from South Korea, Taiwan and China, while India remained relatively flat despite solid macroeconomic fundamentals.
Most sectors posted gains for the fund, with information technology, industrials, financials and consumer staples contributing most significantly. Returns from the communication services and consumer discretionary sectors were also positive, though below the portfolio’s overall returns. Companies based in the U.S., France and Taiwan made meaningful contributions to investment results.
Conversely, the health care and real estate sectors were the largest detractors from overall results. Country-wise, holdings in Denmark and Australia were among the most notable detractors for the fund.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Global Growth Fund — Class 2 *	21.62%	8.23%	12.17%
MSCI ACWI (All Country World Index) †	22.34%	11.19%	11.72%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 9,131,000,000
Holdings Count | Holding	169
Advisory Fees Paid, Amount	$ 31,000,000
Investment Company, Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 9,131
Total number of portfolio holdings	169
Total advisory fees paid (in millions)	$ 31
Portfolio turnover rate	45%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between
management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Global Growth Fund - Class 4
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – Global Growth Fund
Class Name	Class 4
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Insurance Series - Global Growth Fund (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-4 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-4
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$ 102	0.92%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 4 shares gained 21.34% for the year ended December 31, 2025. That result compares with a 22.34% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-4
.
What factors influenced results
Global equity markets delivered strong gains in 2025, overcoming trade tensions and geopolitical volatility. U.S. equities advanced on strong large-cap technology growth, though lost momentum later in the year. Stocks in the U.K. and Japan benefited from accommodative monetary policies and fiscal stimulus measures. Emerging markets drove the rally, with strong returns from South Korea, Taiwan and China, while India remained relatively flat despite solid macroeconomic fundamentals.
Most sectors posted gains for the fund, with information technology, industrials, financials and consumer staples contributing most significantly. Returns from the communication services and consumer discretionary sectors were also positive, though below the portfolio’s overall returns. Companies based in the U.S., France and Taiwan made meaningful contributions to investment results.
Conversely, the health care and real estate sectors were the largest detractors from overall results. Country-wise, holdings in Denmark and Australia were among the most notable detractors for the fund.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Global Growth Fund — Class 4 *	21.34%	7.97%	11.89%
MSCI ACWI (All Country World Index) †	22.34%	11.19%	11.72%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 9,131,000,000
Holdings Count | Holding	169
Advisory Fees Paid, Amount	$ 31,000,000
Investment Company, Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 9,131
Total number of portfolio holdings	169
Total advisory fees paid (in millions)	$ 31
Portfolio turnover rate	45%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025,
PricewaterhouseCoopers
LLP (“PwC”)
was dismissed
and
Deloitte
& Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December
31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Global Small Capitalization Fund - Class 1
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – Global Small Capitalization Fund
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Insurance Series -

Global Small Capitalization Fund (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$ 70	0.65%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 1 shares gained 14.89% for the year ended December 31, 2025. That result compares with a 19.72% gain for the MSCI All Country World Small Cap Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-1
.
What factors influenced results
Global equity markets delivered strong gains in 2025, overcoming trade tensions and geopolitical volatility. U.S. equities advanced on strong large cap technology growth, though lost momentum later in the year. Stocks in the U.K. and Japan benefited from accommodative monetary policies and fiscal stimulus measures. Emerging markets drove the rally, with strong returns from South Korea, Taiwan and China, while India remained relatively flat despite solid macroeconomic fundamentals.
Most sectors posted gains for the fund, with industrials, materials and information technology contributing the most. Returns from the financials and utilities sectors were also positive. Companies based in Japan, the U.S. and Canada made meaningful contributions to the portfolio.
Conversely, the consumer discretionary and health care sectors were significant detractors from overall results. On a country and region basis, holdings in the Netherlands and Hong Kong were among the most notable detractors.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Global Small Capitalization Fund — Class 1 *	14.89%	0.73%	7.50%
MSCI ACWI IMI Index †	22.06%	10.75%	11.45%
MSCI All Country World Small Cap Index †	19.72%	7.29%	9.32%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,954,000,000
Holdings Count | Holding	281
Advisory Fees Paid, Amount	$ 18,000,000
Investment Company, Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 2,954
Total number of portfolio holdings	281
Total advisory fees paid (in millions)	$ 18
Portfolio turnover rate	51%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Global Small Capitalization Fund - Class 1A
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – Global Small Capitalization Fund
Class Name	Class 1A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Insurance Series -

Global Small Capitalization Fund (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1A . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1A
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1A	$ 97	0.90%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 1A shares gained 14.63% for the year ended December 31, 2025. That result compares with a 19.72% gain for the MSCI All Country World Small Cap Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-1A
.
What factors influenced results
Global equity markets delivered strong gains in 2025, overcoming trade tensions and geopolitical volatility. U.S. equities advanced on strong large cap technology growth, though lost momentum later in the year. Stocks in the U.K. and Japan benefited from accommodative monetary policies and fiscal stimulus measures. Emerging markets drove the rally, with strong returns from South Korea, Taiwan and China, while India remained relatively flat despite solid macroeconomic fundamentals.
Most sectors posted gains for the fund, with industrials, materials and information technology contributing the most. Returns from the financials and utilities sectors were also positive. Companies based in Japan, the U.S. and Canada made meaningful contributions to the portfolio.
Conversely, the consumer discretionary and health care sectors were significant detractors from overall results. On a country and region basis, holdings in the Netherlands and Hong Kong were among the most notable detractors.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
Global Small Capitalization Fund — Class 1A 2	14.63%	0.49%	7.57%
MSCI ACWI IMI Index 3	22.06%	10.75%	11.59%
MSCI All Country World Small Cap Index 3	19.72%	7.29%	8.90%
1
Class 1A shares were first offered on January 6, 2017.
2
Investment results assume
all distributions
are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

Performance Inception Date	Jan. 06, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,954,000,000
Holdings Count | Holding	281
Advisory Fees Paid, Amount	$ 18,000,000
Investment Company, Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 2,954
Total number of portfolio holdings	281
Total advisory fees paid (in millions)	$ 18
Portfolio turnover rate	51%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period
through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Global Small Capitalization Fund - Class 2
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – Global Small Capitalization Fund
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Insurance Series -

Global Small Capitalization Fund (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$ 97	0.90%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 2 shares gained 14.64% for the year ended December 31, 2025. That result compares with a 19.72% gain for the MSCI All Country World Small Cap Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-2
.
What factors influenced results
Global equity markets delivered strong gains in 2025, overcoming trade tensions and geopolitical volatility. U.S. equities advanced on strong large cap technology growth, though lost momentum later in the year. Stocks in the U.K. and Japan benefited from accommodative monetary policies and fiscal stimulus measures. Emerging markets drove the rally, with strong returns from South Korea, Taiwan and China, while India remained relatively flat despite solid macroeconomic fundamentals.
Most sectors posted gains for the fund, with industrials, materials and information technology contributing the most. Returns from the financials and utilities sectors were also positive. Companies based in Japan, the U.S. and Canada made meaningful contributions to the portfolio.
Conversely, the consumer discretionary and health care sectors were significant detractors from overall results. On a country and region basis, holdings in the Netherlands and Hong Kong were among the most notable detractors.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Global Small Capitalization Fund — Class 2 *	14.64%	0.49%	7.23%
MSCI ACWI IMI Index †	22.06%	10.75%	11.45%
MSCI All Country World Small Cap Index †	19.72%	7.29%	9.32%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,954,000,000
Holdings Count | Holding	281
Advisory Fees Paid, Amount	$ 18,000,000
Investment Company, Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 2,954
Total number of portfolio holdings	281
Total advisory fees paid (in millions)	$ 18
Portfolio turnover rate	51%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Global Small Capitalization Fund - Class 4
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – Global Small Capitalization Fund
Class Name	Class 4
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Insurance Series -

Global Small Capitalization Fund (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-4 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-4
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$ 123	1.15%

Expenses Paid, Amount	$ 123
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 4 shares gained 14.33% for the year ended December 31, 2025. That result compares with a 19.72% gain for the MSCI All Country World Small Cap Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-4
.
What factors influenced results
Global equity markets delivered strong gains in 2025, overcoming trade tensions and geopolitical volatility. U.S. equities advanced on strong large cap technology growth, though lost momentum later in the year. Stocks in the U.K. and Japan benefited from accommodative monetary policies and fiscal stimulus measures. Emerging markets drove the rally, with strong returns from South Korea, Taiwan and China, while India remained relatively flat despite solid macroeconomic fundamentals.
Most sectors posted gains for the fund, with industrials, materials and information technology contributing the most. Returns from the financials and utilities sectors were also positive. Companies based in Japan, the U.S. and Canada made meaningful contributions to the portfolio.
Conversely, the consumer discretionary and health care sectors were significant detractors from overall results. On a country and region basis, holdings in the Netherlands and Hong Kong were among the most notable detractors.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Global Small Capitalization Fund — Class 4 *	14.33%	0.23%	6.96%
MSCI ACWI IMI Index †	22.06%	10.75%	11.45%
MSCI All Country World Small Cap Index †	19.72%	7.29%	9.32%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,954,000,000
Holdings Count | Holding	281
Advisory Fees Paid, Amount	$ 18,000,000
Investment Company, Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 2,954
Total number of portfolio holdings	281
Total advisory fees paid (in millions)	$ 18
Portfolio turnover rate	51%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”)
was dismissed
and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Growth Fund - Class 1
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – Growth Fund
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Insurance Series - Growth Fund (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$ 37	0.34%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.34%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 1 shares gained 20.54% for the year ended December 31, 2025. That result compares with a 17.88% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-1
.
What factors influenced results
U.S. equities delivered solid returns in 2025, as strong gains from growth sectors supported performance. Resilient consumer spending and moderating inflation drove the S&P 500 Index to record highs. Strong consumer spending boosted the U.S. economy, especially in the third quarter. However, persistent softness in the labor market prompted the U.S. Federal Reserve to deliver three 25-basis-point rate cuts during the year.
Most sectors posted gains for the fund, with information technology and communication services contributing significantly. The industrials and materials sectors also delivered positive returns. U.S.-based holdings, representing the majority of the portfolio, contributed most of the fund’s performance.
Conversely, the financials and energy sectors were detractors from overall results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Growth Fund — Class 1 *	20.54%	13.66%	18.26%
S&P 500 Index †	17.88%	14.42%	14.82%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 54,679,000,000
Holdings Count | Holding	241
Advisory Fees Paid, Amount	$ 152,000,000
Investment Company, Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 54,679
Total number of portfolio holdings	241
Total advisory fees paid (in millions)	$ 152
Portfolio turnover rate	27%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with account
ants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Growth Fund - Class 1A
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – Growth Fund
Class Name	Class 1A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Insurance Series - Growth Fund (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1A . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1A
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1A	$ 65	0.59%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 1A shares gained 20.24% for the year ended December 31, 2025. That result compares with a 17.88% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-1A
.
What factors influenced results
U.S. equities delivered solid returns in 2025, as strong gains from growth sectors supported performance. Resilient consumer spending and moderating inflation drove the S&P 500 Index to record highs. Strong consumer spending boosted the U.S. economy, especially in the third quarter. However, persistent softness in the labor market prompted the U.S. Federal Reserve to deliver three 25-basis-point rate cuts during the year.
Most sectors posted gains for the fund, with information technology and communication services contributing significantly. The industrials and materials sectors also delivered positive returns. U.S.-based holdings, representing the majority of the portfolio, contributed most of the fund’s performance.
Conversely, the financials and energy sectors were detractors from overall results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
Growth Fund — Class 1A 2	20.24%	13.37%	18.69%
S&P 500 Index 3	17.88%	14.42%	14.95%
1
Class 1A shares were first offered on January 6, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

Performance Inception Date	Jan. 06, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 54,679,000,000
Holdings Count | Holding	241
Advisory Fees Paid, Amount	$ 152,000,000
Investment Company, Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 54,679
Total number of portfolio holdings	241
Total advisory fees paid (in millions)	$ 152
Portfolio turnover rate	27%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Growth Fund - Class 2
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – Growth Fund
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Insurance Series - Growth Fund (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$ 65	0.59%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 2 shares gained 20.24% for the year ended December 31, 2025. That result compares with a 17.88% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-2
.
What factors influenced results
U.S. equities delivered solid returns in 2025, as strong gains from growth sectors supported performance. Resilient consumer spending and moderating inflation drove the S&P 500 Index to record highs. Strong consumer spending boosted the U.S. economy, especially in the third quarter. However, persistent softness in the labor market prompted the U.S. Federal Reserve to deliver three 25-basis-point rate cuts during the year.
Most sectors posted gains for the fund, with information technology and communication services contributing significantly. The industrials and materials sectors also delivered positive returns. U.S.-based holdings, representing the majority of the portfolio, contributed most of the fund’s performance.
Conversely, the financials and energy sectors were detractors from overall results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Growth Fund — Class 2 *	20.24%	13.37%	17.97%
S&P 500 Index †	17.88%	14.42%	14.82%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 54,679,000,000
Holdings Count | Holding	241
Advisory Fees Paid, Amount	$ 152,000,000
Investment Company, Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 54,679
Total number of portfolio holdings	241
Total advisory fees paid (in millions)	$ 152
Portfolio turnover rate	27%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Growth Fund - Class 3
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – Growth Fund
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Insurance Series - Growth Fund (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-3 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-3
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 3	$ 57	0.52%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.52%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 3 shares gained 20.32% for the year ended December 31, 2025. That result compares with a 17.88% gain for the S&P 500 Index.
What factors influenced results
U.S. equities delivered solid returns in 2025, as strong gains from growth sectors supported performance. Resilient consumer spending and moderating inflation drove the S&P 500 Index to record highs. Strong consumer spending boosted the U.S. economy, especially in the third quarter. However, persistent softness in the labor market prompted the U.S. Federal Reserve to deliver three 25-basis-point rate cuts during the year.
Most sectors posted gains for the fund, with information technology and communication services contributing significantly. The industrials and materials sectors also delivered positive returns. U.S.-based holdings, representing the majority of the portfolio, contributed most of the fund’s performance.
Conversely, the financials and energy sectors were detractors from overall results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Growth Fund — Class 3 *	20.32%	13.45%	18.05%
S&P 500 Index †	17.88%	14.42%	14.82%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 54,679,000,000
Holdings Count | Holding	241
Advisory Fees Paid, Amount	$ 152,000,000
Investment Company, Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions )	$ 54,679
Total number of portfolio holdings	241
Total advisory fees paid (in millions)	$ 152
Portfolio turnover rate	27%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Growth Fund - Class 4
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – Growth Fund
Class Name	Class 4
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Insurance Series - Growth Fund (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-4 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-4
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$ 92	0.84%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 4 shares gained 19.93% for the year ended December 31, 2025. That result compares with a 17.88% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-4
.
What factors influenced results
U.S. equities delivered solid returns in 2025, as strong gains from growth sectors supported performance. Resilient consumer spending and moderating inflation drove the S&P 500 Index to record highs. Strong consumer spending boosted the U.S. economy, especially in the third quarter. However, persistent softness in the labor market prompted the U.S. Federal Reserve to deliver three 25-basis-point rate cuts during the year.
Most sectors posted gains for the fund, with information technology and communication services contributing significantly. The industrials and materials sectors also delivered positive returns. U.S.-based holdings, representing the majority of the portfolio, contributed most of the fund’s performance.
Conversely, the financials and energy sectors were detractors from overall results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Growth Fund — Class 4 *	19.93%	13.09%	17.67%
S&P 500 Index †	17.88%	14.42%	14.82%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 54,679,000,000
Holdings Count | Holding	241
Advisory Fees Paid, Amount	$ 152,000,000
Investment Company, Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 54,679
Total number of portfolio holdings	241
Total advisory fees paid (in millions)	$ 152
Portfolio turnover rate	27%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (
“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December
31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

International Fund - Class 1
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – International Fund
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Insurance Series - International Fund (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$ 60	0.53%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.53%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 1 shares gained 27.04% for the year ended December 31, 2025. That result compares with a 32.39% gain for the MSCI ACWI (All Country World Index) ex USA. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-1
.
What factors influenced results
Global equity markets delivered strong gains in 2025, overcoming trade tensions and geopolitical volatility. European equities advanced on easing inflation and improving confidence, with Germany driving growth through major infrastructure and defense investments. Stocks in the U.K. and Japan benefited from accommodative monetary policies and fiscal stimulus measures. Emerging markets drove the rally, with strong returns from
South Korea, Taiwan
and China, while India remained relatively flat despite solid macroeconomic fundamentals.
Most sectors posted gains, with financials, information technology, communication services and materials contributing significantly. Returns from the industrials and consumer staples sectors were also positive, though below the portfolio’s overall results. Companies based in the U.K., Canada and South Korea generated strong gains, surpassing returns of the overall portfolio.
Conversely, holdings in the health care sector significantly dragged results. The real estate sector also posted negative returns. Country-wise, Denmark was the most notable detractor on absolute results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
International Fund — Class 1 *	27.04%	3.66%	7.26%
MSCI ACWI (All Country World Index) ex USA †	32.39%	7.91%	8.41%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 7,452,000,000
Holdings Count | Holding	154
Advisory Fees Paid, Amount	$ 34,000,000
Investment Company, Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 7,452
Total number of portfolio holdings	154
Total advisory fees paid (in millions)	$ 34
Portfolio turnover rate	63%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was
dismissed and Deloitte
& Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

International Fund - Class 1A
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – International Fund
Class Name	Class 1A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Insurance Series - International Fund (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1A . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1A
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1A	$ 88	0.78%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 1A shares gained 26.68% for the year ended December 31, 2025. That result compares with a 32.39% gain for the MSCI ACWI (All Country World Index) ex USA. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-1A
.
What factors influenced results
Global equity markets delivered strong gains in 2025, overcoming trade tensions and geopolitical volatility. European equities advanced on easing inflation and improving confidence, with Germany driving growth through major infrastructure and defense investments. Stocks in the U.K. and Japan benefited from accommodative monetary policies and fiscal stimulus measures. Emerging markets drove the rally, with strong returns from South Korea, Taiwan and China, while India remained relatively flat despite solid macroeconomic fundamentals.
Most sectors posted gains, with financials, information technology, communication services and materials contributing significantly. Returns from the industrials and consumer staples sectors were also positive, though below the portfolio’s overall results. Companies based in the U.K., Canada and South Korea generated strong gains, surpassing returns of the overall portfolio.
Conversely, holdings in the health care sector significantly dragged results. The real estate sector also posted negative returns. Country-wise, Denmark was the most notable detractor on absolute results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
International Fund — Class 1A 2	26.68%	3.40%	7.16%
MSCI ACWI (All Country World Index) ex USA 3	32.39%	7.91%	8.64%
1
Class 1A shares were first offered on January 6, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

Performance Inception Date	Jan. 06, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 7,452,000,000
Holdings Count | Holding	154
Advisory Fees Paid, Amount	$ 34,000,000
Investment Company, Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions )	$ 7,452
Total number of portfolio holdings	154
Total advisory fees paid (in millions)	$ 34
Portfolio turnover rate	63%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and
PwC on
any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

International Fund - Class 2
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – International Fund
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Insurance Series - International Fund (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$ 88	0.78%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 2 shares gained 26.77% for the year ended December 31, 2025. That result compares with a 32.39% gain for the MSCI ACWI (All Country World Index) ex USA. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-2
.
What factors influenced results
Global equity markets delivered strong gains in 2025, overcoming trade tensions and geopolitical volatility. European equities advanced on easing inflation and improving confidence, with Germany driving growth through major infrastructure and defense investments. Stocks in the U.K. and Japan benefited from accommodative monetary policies and fiscal stimulus measures. Emerging markets drove the rally, with strong returns from South Korea, Taiwan and China, while India remained relatively flat despite solid macroeconomic fundamentals.
Most sectors posted gains, with financials, information technology, communication services and materials contributing significantly. Returns from the industrials and consumer staples sectors were also positive, though below the portfolio’s overall results. Companies based in the U.K., Canada and South Korea generated strong gains, surpassing returns of the overall portfolio.
Conversely, holdings in the health care sector significantly dragged results. The real estate sector also posted negative returns. Country-wise, Denmark was the most notable detractor on absolute results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
International Fund — Class 2 *	26.77%	3.40%	7.00%
MSCI ACWI (All Country World Index) ex USA †	32.39%	7.91%	8.41%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 7,452,000,000
Holdings Count | Holding	154
Advisory Fees Paid, Amount	$ 34,000,000
Investment Company, Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 7,452
Total number of portfolio holdings	154
Total advisory fees paid (in millions)	$ 34
Portfolio turnover rate	63%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority
of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

International Fund - Class 3
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – International Fund
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Insurance Series - International Fund (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-3 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-3
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 3	$ 81	0.71%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 3 shares gained 26.85% for the year ended December 31, 2025. That result compares with a 32.39% gain for the MSCI ACWI (All Country World Index) ex USA.
What factors influenced results
Global equity markets delivered strong gains in 2025, overcoming trade tensions and geopolitical volatility. European equities advanced on easing inflation and improving confidence, with Germany driving growth through major infrastructure and defense investments. Stocks in the U.K. and Japan benefited from accommodative monetary policies and fiscal stimulus measures. Emerging markets drove the rally, with strong returns from South Korea, Taiwan and China, while India remained relatively flat despite solid macroeconomic fundamentals.
Most sectors posted gains, with financials, information technology, communication services and materials contributing significantly. Returns from the industrials and consumer staples sectors were also positive, though below the portfolio’s overall results. Companies based in the U.K., Canada and South Korea generated strong gains, surpassing returns of the overall portfolio.
Conversely, holdings in the health care sector significantly dragged results. The real estate sector also posted negative returns. Country-wise, Denmark was the most notable detractor on absolute results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
International Fund — Class 3 *	26.85%	3.48%	7.07%
MSCI ACWI (All Country World Index) ex USA †	32.39%	7.91%	8.41%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 7,452,000,000
Holdings Count | Holding	154
Advisory Fees Paid, Amount	$ 34,000,000
Investment Company, Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 7,452
Total number of portfolio holdings	154
Total advisory fees paid (in millions)	$ 34
Portfolio turnover rate	63%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February
13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

International Fund - Class 4
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – International Fund
Class Name	Class 4
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Insurance Series - International Fund (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-4 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-4
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$ 117	1.03%

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	1.03%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 4 shares gained 26.41% for the year ended December 31, 2025. That result compares with a 32.39% gain for the MSCI ACWI (All Country World Index) ex USA. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-4
.
What factors influenced results
Global equity markets delivered strong gains in 2025, overcoming trade tensions and geopolitical volatility. European equities advanced on easing inflation and improving confidence, with Germany driving growth through major infrastructure and defense investments. Stocks in the U.K. and Japan benefited from accommodative monetary policies and fiscal stimulus measures. Emerging markets drove the rally, with strong returns from South Korea, Taiwan and China, while India remained relatively flat despite solid macroeconomic fundamentals.
Most sectors posted gains, with financials, information technology, communication services and materials contributing significantly. Returns from the industrials and consumer staples sectors were also positive, though below the portfolio’s overall results. Companies based in the U.K., Canada and South Korea generated strong gains, surpassing returns of the overall portfolio.
Conversely, holdings in the health care sector significantly dragged results. The real estate sector also posted negative returns. Country-wise, Denmark was the most notable detractor on absolute results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
International Fund — Class 4 *	26.41%	3.14%	6.73%
MSCI ACWI (All Country World Index) ex USA †	32.39%	7.91%	8.41%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 7,452,000,000
Holdings Count | Holding	154
Advisory Fees Paid, Amount	$ 34,000,000
Investment Company, Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions )	$ 7,452
Total number of portfolio holdings	154
Total advisory fees paid (in millions)	$ 34
Portfolio turnover rate	63%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board
oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

New World Fund - Class 1
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® –New World Fund
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Insurance Series - New World Fund (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$ 66	0.58%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 1 shares gained 28.60% for the year ended December 31, 2025. That result compares with a 33.57% gain for the MSCI Emerging Markets Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-1
.
What factors influenced results
Global equity markets delivered strong gains in 2025, overcoming trade tensions and geopolitical volatility. U.S. equities advanced on strong large cap technology growth, though lost momentum later in the year. Stocks in the U.K. and Japan benefited from accommodative monetary policies and fiscal stimulus measures. Emerging markets largely drove the rally, with strong returns from South Korea, Taiwan and China, while India remained relatively flat despite solid macroeconomic fundamentals.
Holdings in most sectors delivered positive returns for the fund, with shares of information technology and financial companies significantly boosting results. Returns from the industrials, communication services and materials sectors surpassed those of the overall portfolio. Companies based in South Korea, the U.S., Taiwan and China also made meaningful contributions to the fund.
In contrast, holdings in the real estate sector detracted from overall results, posting the lowest returns among all sectors. Likewise, holdings in companies based in Denmark and Indonesia were the most notable detractors for the portfolio.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
New World Fund — Class 1 *	28.60%	5.59%	9.53%
MSCI Emerging Markets Index †	33.57%	4.20%	8.42%
MSCI ACWI (All Country World Index) †	22.34%	11.19%	11.72%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 4,047,000,000
Holdings Count | Holding	612
Advisory Fees Paid, Amount	$ 19,000,000
Investment Company, Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 4,047
Total number of portfolio holdings	612
Total advisory fees paid (in millions )	$ 19
Portfolio turnover rate	49%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives.
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

New World Fund - Class 1A
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® –New World Fund
Class Name	Class 1A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Insurance Series - New World Fund (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1A . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1A
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1A	$ 95	0.83%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 1A shares gained 28.27% for the year ended December 31, 2025. That result compares with a 33.57% gain for the MSCI Emerging Markets Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-1A
.
What factors influenced results
Global equity markets delivered strong gains in 2025, overcoming trade tensions and geopolitical volatility. U.S. equities advanced on strong large cap technology growth, though lost momentum later in the year. Stocks in the U.K. and Japan benefited from accommodative monetary policies and fiscal stimulus measures. Emerging markets largely drove the rally, with strong returns from South Korea, Taiwan and China, while India remained relatively flat despite solid macroeconomic fundamentals.
Holdings in most sectors delivered positive returns for the fund, with shares of information technology and financial companies significantly boosting results. Returns from the industrials, communication services and materials sectors surpassed those of the overall portfolio. Companies based in South Korea, the U.S., Taiwan and China also made meaningful contributions to the fund.
In contrast, holdings in the real estate sector detracted from overall results, posting the lowest returns among all sectors. Likewise, holdings in companies based in Denmark and Indonesia were the most notable detractors for the portfolio.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
New World Fund — Class 1A 2	28.27%	5.32%	9.47%
MSCI Emerging Markets Index 3	33.57%	4.20%	7.87%
MSCI ACWI (All Country World Index) 3	22.34%	11.19%	11.95%
1
Class 1A shares were first offered on January 6, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

Performance Inception Date	Jan. 06, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 4,047,000,000
Holdings Count | Holding	612
Advisory Fees Paid, Amount	$ 19,000,000
Investment Company, Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 4,047
Total number of portfolio holdings	612
Total advisory fees paid (in millions)	$ 19
Portfolio turnover rate	49%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives.
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and
disagreements
with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was
dismissed and
Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

New World Fund - Class 2
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® –New World Fund
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Insurance Series - New World Fund (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$ 95	0.83%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 2 shares gained 28.29% for the year ended December 31, 2025. That result compares with a 33.57% gain for the MSCI Emerging Markets Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-2
.
What factors influenced results
Global equity markets delivered strong gains in 2025, overcoming trade tensions and geopolitical volatility. U.S. equities advanced on strong large cap technology growth, though lost momentum later in the year. Stocks in the U.K. and Japan benefited from accommodative monetary policies and fiscal stimulus measures. Emerging markets largely drove the rally, with strong returns from South Korea, Taiwan and China, while India remained relatively flat despite solid macroeconomic fundamentals.
Holdings in most sectors delivered positive returns for the fund, with shares of information technology and financial companies significantly boosting results. Returns from the industrials, communication services and materials sectors surpassed those of the overall portfolio. Companies based in South Korea, the U.S., Taiwan and China also made meaningful contributions to the fund.
In contrast, holdings in the real estate sector detracted from overall results, posting the lowest returns among all sectors. Likewise, holdings in companies based in Denmark and Indonesia were the most notable detractors for the portfolio.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
New World Fund — Class 2 *	28.29%	5.33%	9.25%
MSCI Emerging Markets Index †	33.57%	4.20%	8.42%
MSCI ACWI (All Country World Index) †	22.34%	11.19%	11.72%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 4,047,000,000
Holdings Count | Holding	612
Advisory Fees Paid, Amount	$ 19,000,000
Investment Company, Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 4,047
Total number of portfolio holdings	612
Total advisory fees paid (in millions)	$ 19
Portfolio turnover rate	49%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives.
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was
dismissed and Deloitte
& Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

New World Fund - Class 4
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® –New World Fund
Class Name	Class 4
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Insurance Series - New World Fund (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-4 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-4.
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$ 123	1.08%

Expenses Paid, Amount	$ 123
Expense Ratio, Percent	1.08%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 4 shares gained 27.92% for the year ended December 31, 2025. That result compares with a 33.57% gain for the MSCI Emerging Markets Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-4
.
What factors influenced results
Global equity markets delivered strong gains in 2025, overcoming trade tensions and geopolitical volatility. U.S. equities advanced on strong large cap technology growth, though lost momentum later in the year. Stocks in the U.K. and Japan benefited from accommodative monetary policies and fiscal stimulus measures. Emerging markets largely drove the rally, with strong returns from South Korea, Taiwan and China, while India remained relatively flat despite solid macroeconomic fundamentals.
Holdings in most sectors delivered positive returns for the fund, with shares of information technology and financial companies significantly boosting results. Returns from the industrials, communication services and materials sectors surpassed those of the overall portfolio. Companies based in South Korea, the U.S., Taiwan and China also made meaningful contributions to the fund.
In contrast, holdings in the real estate sector detracted from overall results, posting the lowest returns among all sectors. Likewise, holdings in companies based in Denmark and Indonesia were the most notable detractors for the portfolio.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
New World Fund — Class 4 *	27.92%	5.06%	8.98%
MSCI Emerging Markets Index †	33.57%	4.20%	8.42%
MSCI ACWI (All Country World Index) †	22.34%	11.19%	11.72%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 4,047,000,000
Holdings Count | Holding	612
Advisory Fees Paid, Amount	$ 19,000,000
Investment Company, Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 4,047
Total number of portfolio holdings	612
Total advisory fees paid (in millions)	$ 19
Portfolio turnover rate	49%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives.
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and
disagreements
with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including
a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort
to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Washington Mutual Investors Fund - Class 1
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – Washington Mutual Investors Fund
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Insurance Series -

Washington Mutual Investors Fund (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$ 28	0.26%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.26%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 1 shares gained 17.50% for the year ended December 31, 2025. That result compares with a 17.88% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-1
.
What factors influenced results
U.S equities delivered solid returns in 2025, supported by strong gains
from growth sectors. The S&P 500 Index climbed to record highs, driven by resilient consumer spending and expanded corporate investment in AI infrastructure. Moderating inflation and labor market softness prompted the U.S. Federal Reserve to deliver three 25-basis-point rate cuts during the year.
Within the fund, each sector contributed positively to overall portfolio return, with information technology, industrials and financials being particularly additive, despite weakness in some financials holdings. Additionally, holdings in communication services, utilities and real estate all saw returns surpass those of the overall portfolio. The consumer staples and health care sectors posted double-digit gains but trailed the portfolio’s total return.
Conversely, holdings in energy, materials and consumer discretionary provided
minimal contributions to total return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Washington Mutual Investors Fund — Class 1 *	17.50%	14.17%	12.65%
S&P 500 Index †	17.88%	14.42%	14.82%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 11,974,000,000
Holdings Count | Holding	191
Advisory Fees Paid, Amount	$ 26,000,000
Investment Company, Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 11,974
Total number of portfolio holdings	191
Total advisory fees paid (in millions)	$ 26
Portfolio turnover rate	37%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Washington Mutual Investors Fund - Class 1A
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – Washington Mutual Investors Fund
Class Name	Class 1A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Insurance Series -

Washington Mutual Investors Fund (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1A . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1A
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1A	$ 55	0.51%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 1A shares gained 17.21% for the year ended December 31, 2025. That result compares with a 17.88% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-1A
.
What factors influenced results
U.S equities delivered solid returns in 2025,
supported
by strong gains from growth sectors. The S&P 500 Index climbed to record highs, driven by resilient consumer spending and expanded corporate investment in AI infrastructure. Moderating inflation and labor market softness prompted the U.S. Federal Reserve to deliver three 25-basis-point rate cuts during the year.
Within the fund, each sector contributed positively to overall portfolio return, with information technology, industrials and financials being particularly additive, despite weakness in some financials holdings. Additionally, holdings in communication services, utilities and real estate all saw returns surpass those of the overall portfolio. The consumer staples and health care sectors posted double-digit gains but trailed the portfolio’s total return.
Conversely, holdings in energy, materials and consumer discretionary provided minimal contributions to total return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
Washington Mutual Investors Fund — Class 1A 2	17.21%	13.88%	11.51%
S&P 500 Index 3	17.88%	14.42%	14.95%
1
Class 1A shares were first offered on January 6, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

Performance Inception Date	Jan. 06, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 11,974,000,000
Holdings Count | Holding	191
Advisory Fees Paid, Amount	$ 26,000,000
Investment Company, Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 11,974
Total number of portfolio holdings	191
Total advisory fees paid (in millions)	$ 26
Portfolio turnover rate	37%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Washington Mutual Investors Fund - Class 2
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – Washington Mutual Investors Fund
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Insurance Series -

Washington Mutual Investors Fund (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$ 55	0.51%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]
Management's discussion of fund
performance
The fund’s Class 2 shares gained 17.21% for the year ended
December
31, 2025. That result compares with a 17.88% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-2
.
What factors influenced results
U.S equities delivered solid returns in 2025, supported by strong gains from growth sectors. The S&P 500 Index climbed to record highs, driven by resilient consumer spending and expanded corporate investment in AI infrastructure. Moderating inflation and labor market softness prompted the U.S. Federal Reserve to deliver three 25-basis-point rate cuts during the year.
Within the fund, each sector contributed positively to overall portfolio return, with information technology, industrials and financials being particularly additive, despite weakness in some financials holdings. Additionally, holdings in communication services, utilities and real estate all saw returns surpass those of the overall portfolio. The consumer staples and health care sectors posted double-digit gains but trailed the portfolio’s total return.
Conversely, holdings in energy, materials and consumer discretionary provided minimal contributions to total return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Washington Mutual Investors Fund — Class 2 *	17.21%	13.89%	12.36%
S&P 500 Index †	17.88%	14.42%	14.82%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 11,974,000,000
Holdings Count | Holding	191
Advisory Fees Paid, Amount	$ 26,000,000
Investment Company, Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 11,974
Total number of portfolio holdings	191
Total advisory fees paid (in millions)	$ 26
Portfolio turnover rate	37%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Washington Mutual Investors Fund - Class 4
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – Washington Mutual Investors Fund
Class Name	Class 4
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Insurance Series -

Washington Mutual Investors Fund (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-4 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-4
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$ 82	0.76%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 4 shares gained 16.90% for the year ended
December
31, 2025. That result compares with a 17.88% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-4
.
What factors influenced results
U.S equities delivered solid returns in 2025, supported by strong gains
from growth sectors. The S&P 500 Index climbed to record highs, driven by resilient consumer spending and expanded corporate investment in AI infrastructure. Moderating inflation and labor market softness prompted the U.S. Federal Reserve to deliver three 25-basis-point rate cuts during the year.
Within the fund, each sector
contributed
positively to overall portfolio return, with information technology, industrials and financials being particularly additive, despite weakness in some financials holdings. Additionally, holdings in communication services, utilities and real estate all saw returns surpass those of the overall portfolio. The consumer staples and health care sectors posted double-digit gains but trailed the portfolio’s total return.
Conversely, holdings in energy, materials and consumer discretionary provided minimal contributions to total return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Washington Mutual Investors Fund — Class 4 *	16.90%	13.60%	12.08%
S&P 500 Index †	17.88%	14.42%	14.82%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 11,974,000,000
Holdings Count | Holding	191
Advisory Fees Paid, Amount	$ 26,000,000
Investment Company, Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 11,974
Total number of portfolio holdings	191
Total advisory fees paid (in millions)	$ 26
Portfolio turnover rate	37%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

U.S. Small and Mid Cap Equity Fund - Class 1
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – U.S. Small and Mid Cap Equity Fund
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Insurance Series -

U.S. Small and Mid Cap Equity Fund (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 inv estm ent)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$ 58	0.54%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 1 shares gained 15.95% for the year ended December 31, 2025. That result compares with a 11.91% gain for the Russell 2500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-1
.
What factors influenced results
During the fund’s fiscal year, U.S. small- and mid-cap equities proved resilient, bouncing back from turbulence in early 2025. The Russell 2500 Index dipped in the first quarter along with the broader market, recovering in the second half of the year. Strong consumer spending boosted the U.S. economy, especially in the third quarter. However, persistent labor market softness prompted the U.S. Federal Reserve to deliver three 25-basis-point rate cuts during the year.
Within the fund, most sectors added gains to the overall portfolio, with information technology and industrials leading contributions. Returns from the consumer staples and communication services sectors also exceeded those of the overall portfolio.
Conversely, holdings in materials and real estate were notable detractors to overall results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	Since inception 1
U.S. Small and Mid Cap Equity Fund — Class 1 2	15.95%	11.19%
Russell 3000 Index 3	17.15%	15.18%
Russell 2500 Index 3	11.91%	8.16%
Russell Midcap Index 3	10.60%	6.77%
1
Class 1 shares were first offered on November 15, 2024.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): London Stock Exchange Group.

Performance Inception Date	Nov. 15, 2024
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 99,626,000
Holdings Count | Holding	158
Advisory Fees Paid, Amount	$ 216,000
Investment Company, Portfolio Turnover	82.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$ 99,626
Total number of portfolio holdings	158
Total advisory fees paid (in thousands)	$ 216
Portfolio turnover rate	82%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the period November 15, 2024 (commencement of operations) through December 31, 2024, fiscal year ended December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

U.S. Small and Mid Cap Equity Fund - Class 1A
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – U.S. Small and Mid Cap Equity Fund
Class Name	Class 1A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Insurance Series -

U.S. Small and Mid Cap Equity Fund (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1A . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1A
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1A	$ 58	0.54%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 1A shares gained 15.93% for the year ended December 31, 2025. That result compares with a 11.91% gain for the Russell 2500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-1A
.
What factors influenced results
During the fund’s fiscal year, U.S. small- and mid-cap equities proved resilient, bouncing back from turbulence in early 2025. The Russell 2500 Index dipped in the first quarter along with the broader market, recovering in the second half of the year. Strong consumer spending boosted the U.S. economy, especially in the third quarter. However, persistent labor market softness prompted the U.S. Federal Reserve to deliver three 25-basis-point rate cuts during the year.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	Since inception 1
U.S. Small and Mid Cap Equity Fund — Class 1A 2	15.93%	11.18%
Russell 3000 Index 3	17.15%	15.18%
Russell 2500 Index 3	11.91%	8.16%
Russell Midcap Index 3	10.60%	6.77%
1
Class 1A shares were first offered on November 15, 2024.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): London Stock Exchange Group.

Performance Inception Date	Nov. 15, 2024
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 99,626,000
Holdings Count | Holding	158
Advisory Fees Paid, Amount	$ 216,000
Investment Company, Portfolio Turnover	82.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$ 99,626
Total number of portfolio holdings	158
Total advisory fees paid (in thousands)	$ 216
Portfolio turnover rate	82%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP w as appoi
nted as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the period November 15, 2024 (commencement of operations) through December 31, 2024, fiscal year ended December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

U.S. Small and Mid Cap Equity Fund - Class - 2
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – U.S. Small and Mid Cap Equity Fund
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Insurance Series -

U.S. Small and Mid Cap Equity Fund (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$ 58	0.54%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 2 shares gained 15.93% for the year ended December 31, 2025. That result compares with a 11.91% gain for the Russell 2500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-2
.
What factors influenced results
During the fund’s fiscal year, U.S. small- and mid-cap equities proved resilient, bouncing back from turbulence in early 2025. The Russell 2500 Index dipped in the first quarter along with the broader market, recovering in the second half of the year. Strong consumer spending boosted the U.S. economy, especially in the third quarter. However, persistent labor market softness prompted the U.S. Federal Reserve to deliver three 25-basis-point rate cuts during the year.
Within the fund, most sectors added gains to the overall portfolio, with information technology and industrials leading contributions. Returns from the consumer staples and communication services sectors also exceeded those of the overall portfolio.
Conversely, holdings in materials and real estate were notable detractors to overall results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	Since inception 1
U.S. Small and Mid Cap Equity Fund — Class 2 2	15.93%	11.17%
Russell 3000 Index 3	17.15%	15.18%
Russell 2500 Index 3	11.91%	8.16%
Russell Midcap Index 3	10.60%	6.77%
1
Class 2 shares were first offered on November 15, 2024.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): London Stock Exchange Group.

Performance Inception Date	Nov. 15, 2024
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 99,626,000
Holdings Count | Holding	158
Advisory Fees Paid, Amount	$ 216,000
Investment Company, Portfolio Turnover	82.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$ 99,626
Total number of portfolio holdings	158
Total advisory fees paid (in thousands)	$ 216
Portfolio turnover rate	82%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 20
26 audi
t. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the period November 15, 2024 (commencement of operations) through December 31, 2024, fiscal year ended December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

U.S. Small and Mid Cap Equity Fund - Class 4
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – U.S. Small and Mid Cap Equity Fund
Class Name	Class 4
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Insurance Series -

U.S. Small and Mid Cap Equity Fund (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-4 . You can also request this information by contacting us at (800) 421-4225 .
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-4
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$ 68	0.63%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 4 shares gained 15.88% for the year ended December 31, 2025. That result compares with a 11.91% gain for the Russell 2500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-4
.
What factors influenced results
During the fund’s fiscal year, U.S. small- and mid-cap equities proved resilient, bouncing back from turbulence in early 2025. The Russell 2500 Index dipped in the first quarter along with the broader market, recovering in the second half of the year. Strong consumer spending boosted the U.S. economy, especially in the third quarter. However, persistent labor market softness prompted the U.S. Federal Reserve to deliver three 25-basis-point rate cuts during the year.
Within the fund, most sectors added gains to the overall portfolio, with information technology and industrials leading contributions. Returns from the consumer staples and communication services sectors also exceeded those of the overall portfolio.
Conversely, holdings in materials and real estate were notable detractors to overall results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total
returns
	1 year	Since inception 1
U.S. Small and Mid Cap Equity Fund — Class 4 2	15.88%	11.13%
Russell 3000 Index 3	17.15%	15.18%
Russell 2500 Index 3	11.91%	8.16%
Russell Midcap Index 3	10.60%	6.77%
1
Class 4 shares were first offered on November 15, 2024.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): London Stock Exchange Group.

Performance Inception Date	Nov. 15, 2024
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jan. 01, 2025
Net Assets	$ 99,626,000
Holdings Count | Holding	158
Advisory Fees Paid, Amount	$ 216,000
Investment Company, Portfolio Turnover	82.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$ 99,626
Total number of portfolio holdings	158
Total advisory fees paid (in thousands)	$ 216
Portfolio turnover rate	82%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since January 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by March 1, 2026 at
capitalgroup.com/AFIS-literature-4
or upon request at
(800) 421-4225
.
The total annual operating expense ratio for
Class
4 shares increased from 0.55% to 0.63% during the reporting period. The increase was primarily due to an increase in distribution services (12b-1) fees as well as other expenses, both of which were driven by changes in net assets.

Material Fund Change Expenses [Text Block]	The total annual operating expense ratio for
Class
4 shares increased from 0.55% to 0.63% during the reporting period. The increase was primarily due to an increase in distribution services (12b-1) fees as well as other expenses, both of which were driven by changes in net assets.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since January 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by March 1, 2026 at
capitalgroup.com/AFIS-literature-4
or upon request at
(800) 421-4225
.
Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/AFIS-literature-4
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the period November 15, 2024 (commencement of operations) through December 31, 2024, fiscal year ended December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Capital World Growth and Income Fund - Class 1
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – Capital World Growth and Income Fund
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Insurance Series -

Capital World Growth and Income Fund (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$ 47	0.42%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 1 shares gained 25.16% for the year ended December 31, 2025. That result compares with a 22.34% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-1
.
What factors influenced results
Global equity markets delivered strong gains in 2025, overcoming trade tensions and geopolitical volatility. U.S. equities advanced on strong large-cap technology growth, though lost momentum later in the year. Stocks in the U.K. and Japan benefited from accommodative monetary policies and fiscal stimulus measures. Emerging markets drove the rally, with strong returns from Korea, Taiwan and China. India remained relatively flat despite solid macroeconomic fundamentals.
Within the fund, all equity sectors delivered gains, with information technology, industrials and financials sectors being particularly additive. Communications services, materials and consumer staples holdings also saw returns surpassing those of the overall portfolio. U.S.-based companies, which represent over half of the portfolio, posted gains but lagged the fund's overall results. Companies based in the U.K. and Taiwan also made meaningful contributions.
Conversely, holdings in real estate and health care were a significant detractor from overall results, posting the lowest returns among all sectors. On a country basis, Denmark, Indonesia and Australia were among the most notable detractors for the fund.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Capital World Growth and Income Fund — Class 1 *	25.16%	10.56%	11.30%
MSCI ACWI (All Country World Index) †	22.34%	11.19%	11.72%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,087,000,000
Holdings Count | Holding	344
Advisory Fees Paid, Amount	$ 7,000,000
Investment Company, Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 2,087
Total number of portfolio holdings	344
Total advisory fees paid (in millions)	$ 7
Portfolio turnover rate	45%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Capital World Growth and Income Fund - Class 1A
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – Capital World Growth and Income Fund
Class Name	Class 1A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Insurance Series -

Capital World Growth and Income Fund (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1A . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1A
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1A	$ 75	0.67%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 1A shares gained 24.79% for the year ended December 31, 2025. That result compares with a 22.34% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-1A
.
What factors influenced results
Global equity markets delivered strong gains in 2025, overcoming trade tensions and geopolitical volatility. U.S. equities advanced on strong large-cap technology growth, though lost momentum later in the year. Stocks in the U.K. and Japan benefited from accommodative monetary policies and fiscal stimulus measures. Emerging markets drove the rally, with strong returns from Korea, Taiwan and China. India remained relatively flat despite solid macroeconomic fundamentals.
Within the fund, all equity sectors delivered gains, with information technology, industrials and financials sectors being particularly additive. Communications services, materials and consumer staples holdings also saw returns surpassing those of the overall portfolio. U.S.-based companies, which represent over half of the portfolio, posted gains but lagged the fund's overall results. Companies based in the U.K. and Taiwan also made meaningful contributions.
Conversely, holdings in real estate and health care were a significant detractor from overall results, posting the lowest returns among all sectors. On a country basis, Denmark, Indonesia and Australia were among the most notable detractors for the fund.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
Capital World Growth and Income Fund — Class 1A 2	24.79%	10.28%	11.31%
MSCI ACWI (All Country World Index) 3	22.34%	11.19%	11.95%
1
Class 1A shares were first offered on January 6, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

Performance Inception Date	Jan. 06, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,087,000,000
Holdings Count | Holding	344
Advisory Fees Paid, Amount	$ 7,000,000
Investment Company, Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 2,087
Total number of portfolio holdings	344
Total advisory fees paid (in millions)	$ 7
Portfolio turnover rate	45%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Capital World Growth and Income Fund - Class 2
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – Capital World Growth and Income Fund
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Insurance Series -

Capital W
orld
Growth and Income Fund (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$ 75	0.67%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 2 shares gained 24.80% for the year ended December 31, 2025. That result compares with a 22.34% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-2
.
What factors influenced results
Global equity markets delivered strong gains in 2025, overcoming trade tensions and geopolitical volatility. U.S. equities advanced on strong large-cap technology growth, though lost momentum later in the year. Stocks in the U.K. and Japan benefited from accommodative monetary policies and fiscal stimulus measures. Emerging markets drove the rally, with strong returns from Korea, Taiwan and China. India remained relatively flat despite solid macroeconomic fundamentals.
Within the fund, all equity sectors delivered gains, with information technology, industrials and financials sectors being particularly additive. Communications services, materials and consumer staples holdings also saw returns surpassing those of the overall portfolio. U.S.-based companies, which represent over half of the portfolio, posted gains but lagged the fund's overall results. Companies based in the U.K. and Taiwan also made meaningful contributions.
Conversely, holdings in real estate and health care were a significant detractor from overall results, posting the lowest returns among all sectors. On a country basis, Denmark, Indonesia and Australia were among the most notable detractors for the fund.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Capital World Growth and Income Fund — Class 2 *	24.80%	10.29%	11.02%
MSCI ACWI (All Country World Index) †	22.34%	11.19%	11.72%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,087,000,000
Holdings Count | Holding	344
Advisory Fees Paid, Amount	$ 7,000,000
Investment Company, Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 2,087
Total number of portfolio holdings	344
Total advisory fees paid (in millions)	$ 7
Portfolio turnover rate	45%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or p ract
ices, financial statement disclosure or auditing scope or procedure.

Capital World Growth and Income Fund - Class 4
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – Capital World Growth and Income Fund
Class Name	Class 4
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Insurance Series -

Capital World Growth and Income Fund (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-4 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-4
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $ 10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$ 103	0.92%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 4 shares gained 24.46% for the year ended December 31, 2025. That result compares with a 22.34% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-4
.
What factors influenced results
Global equity markets delivered strong gains in 2025, overcoming trade tensions and geopolitical volatility. U.S. equities advanced on strong large-cap technology growth, though lost momentum later in the year. Stocks in the U.K. and Japan benefited from accommodative monetary policies and fiscal stimulus measures. Emerging markets drove the rally, with strong returns from Korea, Taiwan and China. India remained relatively flat despite solid macroeconomic fundamentals.
Within the fund, all equity sectors delivered gains, with information technology, industrials and financials sectors being particularly additive. Communications services, materials and consumer staples holdings also saw returns surpassing those of the overall portfolio. U.S.-based companies, which represent over half of the portfolio, posted gains but lagged the fund's overall results. Companies based in the U.K. and Taiwan also made meaningful contributions.
Conversely, holdings in real estate and health care were a significant detractor from overall results, posting the lowest returns among all sectors. On a country basis, Denmark, Indonesia and Australia were among the most notable detractors for the fund.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Capital World Growth and Income Fund — Class 4 *	24.46%	10.01%	10.74%
MSCI ACWI (All Country World Index) †	22.34%	11.19%	11.72%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,087,000,000
Holdings Count | Holding	344
Advisory Fees Paid, Amount	$ 7,000,000
Investment Company, Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 2,087
Total number of portfolio holdings	344
Total advisory fees paid (in millions)	$ 7
Portfolio turnover rate	45%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was di
smiss
ed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Growth-Income Fund - Class 1
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – Growth-Income Fund
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Insurance Series - Growth-Income Fund (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$ 31	0.28%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.28%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 1 shares gained 18.37% for the year ended December 31, 2025. That result co mp
ares with a 17.88% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-1
.
What factors influenced results
U.S. equities delivered solid returns in 2025, supported by strong gains from growth sectors. The S&P 500 reached record highs as solid corporate earnings from large-cap technology companies outweighed concerns about the economic impact of tariffs. Consumer spending remained resilient, fueling economic growth. However, persistent labor market softness led the U.S. Federal Reserve to implement three 25-basis-point rate cuts during the year.
Most sectors contributed positively to fund results, with information technology, industrials and communication services being particularly impactful. Financials posted positive returns, although they lagged the overall portfolio. Consumer staples also added to absolute returns but represented a relatively small portion of fund holdings.
Conversely, the materials and utilities sectors had negative returns and detracted from overall results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Growth-Income Fund — Class 1 *	18.37%	14.19%	14.20%
S&P 500 Index †	17.88%	14.42%	14.82%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 43,627,000,000
Holdings Count | Holding	150
Advisory Fees Paid, Amount	$ 104,000,000
Investment Company, Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 43,627
Total number of portfolio holdings	150
Total advisory fees paid (in millions)	$ 104
Portfolio turnover rate	27%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Less than 0.01%.
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was di
smis
sed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Growth-Income Fund - Class - 1A
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – Growth-Income Fund
Class Name	Class 1A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Insurance Series - Growth-Income Fund (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1A . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1A
Expenses [Text Block]	What were the fund costs for the last ye ar ? (based on a hypo the tical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1A	$ 58	0.53%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.53%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 1A shares gained 18.06% for the year ended December 31, 2025. That result compares with a 17.88% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-1A
.
What factors influenced results
U.S. equities delivered solid returns in 2025, supported by strong gains from growth sectors. The S&P 500 reached record highs as solid corporate earnings from large-cap technology companies outweighed concerns about the economic impact of tariffs. Consumer spending remained resilient, fueling economic growth. However, persistent labor market softness led the U.S. Federal Reserve to implement three 25-basis-point rate cuts during the year.
Most sectors contributed positively to fund results, with information technology, industrials and communication services being particularly impactful. Financials posted positive returns, although they lagged the overall portfolio. Consumer staples also added to absolute returns but represented a relatively small portion of fund holdings.
Conversely, the materials and utilities sectors had negative returns and detracted from overall results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
Growth-Income Fund — Class 1A 2	18.06%	13.90%	13.95%
S&P 500 Index 3	17.88%	14.42%	14.95%
1
Class 1A shares were first offered on January 6, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

Performance Inception Date	Jan. 06, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 43,627,000,000
Holdings Count | Holding	150
Advisory Fees Paid, Amount	$ 104,000,000
Investment Company, Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 43,627
Total number of portfolio holdings	150
Total advisory fees paid (in millions)	$ 104
Portfolio turnover rate	27%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Less than 0.01%.
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Growth-Income - Fund Class - 2
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – Growth-Income Fund
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Insurance Series - Growth-Income Fund (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$ 58	0.53%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.53%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 2 shares gained 18.06% for the year ended December 31, 2025. That result compares with a 17.88% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-2
.
What factors influenced results
U.S. equities delivered solid returns in 2025, supported by strong gains from growth sectors. The S&P 500 reached record highs as solid corporate earnings from large-cap technology companies outweighed concerns about the economic impact of tariffs. Consumer spending remained resilient, fueling economic growth. However, persistent labor market softness led the U.S. Federal Reserve to implement three 25-basis-point rate cuts during the year.
Most sectors contributed positively to fund results, with information technology, industrials and communication services being particularly impactful. Financials posted positive returns, although they lagged the overall portfolio. Consumer staples also added to absolute returns but represented a relatively small portion of fund holdings.
Conversely, the materials and utilities sectors had negative returns and detracted from overall results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Growth-Income Fund — Class 2 *	18.06%	13.90%	13.92%
S&P 500 Index †	17.88%	14.42%	14.82%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any ma
rk
et index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 43,627,000,000
Holdings Count | Holding	150
Advisory Fees Paid, Amount	$ 104,000,000
Investment Company, Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 43,627
Total number of portfolio holdings	150
Total advisory fees paid (in millions)	$ 104
Portfolio turnover rate	27%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Less than 0.01%.
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dism issed
and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Growth-Income Fund - Class 3
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – Growth-Income Fund
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Insurance Series - Growth-Income Fund (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-3 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-3
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 3	$ 50	0.46%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 3 shares gained 18.13% for the year ended December 31, 2025. That result compares with a 17.88% gain for the S&P 500 Index.
What factors influenced results
U.S. equities delivered solid returns in 2025, supported by strong gains from growth sectors. The S&P 500 reached record highs as solid corporate earnings from large-cap technology companies outweighed concerns about the economic impact of tariffs. Consumer spending remained resilient, fueling economic growth. However, persistent labor market softness led the U.S. Federal Reserve to implement three 25-basis-point rate cuts during the year.
Most sectors contributed positively to fund results, with information technology, industrials and communication services being particularly impactful. Financials posted positive returns, although they lagged the overall portfolio. Consumer staples also added to absolute returns but represented a relatively small portion of fund holdings.
Conversely, the materials and utilities sectors had negative returns and detracted from overall results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Growth-Income Fund — Class 3 *	18.13%	13.98%	14.00%
S&P 500 Index †	17.88%	14.42%	14.82%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 43,627,000,000
Holdings Count | Holding	150
Advisory Fees Paid, Amount	$ 104,000,000
Investment Company, Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 43,627
Total number of portfolio holdings	150
Total advisory fees paid (in millions)	$ 104
Portfolio turnover rate	27%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Less than 0.01%.
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was ap pointe
d as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Growth-Income Fund - Class 4
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – Growth-Income Fund
Class Name	Class 4
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Insurance Series - Growth-Income Fund (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-4 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-4
Expenses [Text Block]	What were the fund costs for the last year? (based on a hyp othet ical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$ 85	0.78%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 4 shares gained 17.77% for the year ended December 31, 2025. That result compares with a 17.88% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-4
.
What factors influenced results
U.S. equities delivered solid returns in 2025, supported by strong gains from growth sectors. The S&P 500 reached record highs as solid corporate earnings from large-cap technology companies outweighed concerns about the economic impact of tariffs. Consumer spending remained resilient, fueling economic growth. However, persistent labor market softness led the U.S. Federal Reserve to implement three 25-basis-point rate cuts during the year.
Most sectors contributed positively to fund results, with information technology, industrials and communication services being particularly impactful. Financials posted positive returns, although they lagged the overall portfolio. Consumer staples also added to absolute returns but represented a relatively small portion of fund holdings.
Conversely, the materials and utilities sectors had negative returns and detracted from overall results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Growth-Income Fund — Class 4 *	17.77%	13.62%	13.63%
S&P 500 Index †	17.88%	14.42%	14.82%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 43,627,000,000
Holdings Count | Holding	150
Advisory Fees Paid, Amount	$ 104,000,000
Investment Company, Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 43,627
Total number of portfolio holdings	150
Total advisory fees paid (in millions)	$ 104
Portfolio turnover rate	27%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Less than 0.01%.
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

International Growth and Income Fund - Class 1
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – International Growth and Income Fund
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Insurance Series -

International Growth and Income Fund (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$ 67	0.57%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 1 shares gained 35.83% for the year ended December 31, 2025. That result compares with a 32.39% gain for the MSCI ACWI (All Country World Index) ex USA. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-1
.
What factors influenced results
Global equity markets delivered strong gains in 2025, overcoming trade tensions and geopolitical volatility.

European equities advanced on easing inflation and improving confidence, with Germany driving growth through major infrastructure and defense

investments.

Stocks in the U.K. and Japan

benefited

from accommodative monetary policies and fiscal stimulus measures. Emerging markets also rallied, with strong returns from

South Korea,

Taiwan

and

China, while India remained

relatively flat

despite solid macroeconomic fundamentals.
All sectors of the fund contributed positively to the overall portfolio, with financials, industrials, information technology and materials being particularly additive. Returns from the consumer staples and energy sectors were also positive, though below the portfolio’s overall return. Geographically, investments in the United Kingdom, France and Germany made meaningful contributions to overall results.
In contrast, holdings in consumer discretionary and health care, though still positive, lagged the broader portfolio’s return. Country-wise, holdings in Denmark, the Philippines and Indonesia were the most notable detractors on absolute results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
International Growth and Income Fund — Class 1 *	35.83%	7.97%	8.08%
MSCI ACWI (All Country World Index) ex USA †	32.39%	7.91%	8.41%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 405,000,000
Holdings Count | Holding	301
Advisory Fees Paid, Amount	$ 2,000,000
Investment Company, Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 405
Total number of portfolio holdings	301
Total advisory fees paid (in millions)	$ 2
Portfolio turnover rate	48%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and De loitt
e & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

International Growth and Income Fund - Class 1A
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – International Growth and Income Fund
Class Name	Class 1A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Insurance Series -

International Growth and Income Fund (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1A . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1A
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1A	$ 95	0.81%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 1A shares gained 35.35% for the year ended December 31, 2025. That result compares with a 32.39% gain for the MSCI ACWI (All Country World Index) ex USA. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-1A
.
What factors influenced results
Global equity markets delivered strong gains in 2025, overcoming trade tensions and geopolitical volatility.

European equities advanced on easing inflation and improving confidence, with Germany driving growth through major infrastructure and defense

investments.

Stocks in the U.K. and Japan

benefited

from accommodative monetary policies and fiscal stimulus measures. Emerging markets also rallied, with strong returns from

South Korea,

Taiwan

and

China, while India remained

relatively flat

despite solid macroeconomic fundamentals.
All sectors of the fund contributed positively to the overall portfolio, with financials, industrials, information technology and materials being particularly additive. Returns from the consumer staples and energy sectors were also positive, though below the portfolio’s overall return. Geographically, investments in the United Kingdom, France and Germany made meaningful contributions to overall results.
In contrast, holdings in consumer discretionary and health care, though still positive, lagged the broader portfolio’s return. Country-wise, holdings in Denmark, the Philippines and Indonesia were the most notable detractors on absolute results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
International Growth and Income Fund — Class 1A 2	35.35%	7.68%	8.39%
MSCI ACWI (All Country World Index) ex USA 3	32.39%	7.91%	8.64%
1
Class 1A shares were first offered on January 6, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

Performance Inception Date	Jan. 06, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 405,000,000
Holdings Count | Holding	301
Advisory Fees Paid, Amount	$ 2,000,000
Investment Company, Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 405
Total number of portfolio holdings	301
Total advisory fees paid (in millions)	$ 2
Portfolio turnover rate	48%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dis
miss
ed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

International Growth and Income Fund - Class 2
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – International Growth and Income Fund
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Insurance Series -

International Growth and Income Fund (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$ 95	0.81%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 2 shares gained 35.41% for the year ended December 31, 2025. That result compares with a 32.39% gain for the MSCI ACWI (All Country World Index) ex USA. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-2
.
What factors influenced results
Global equity markets delivered strong gains in 2025, overcoming trade tensions and geopolitical volatility.

European equities advanced on easing inflation and improving confidence, with Germany driving growth through major infrastructure and defense

investments.

Stocks in the U.K. and Japan

benefited

from accommodative monetary policies and fiscal stimulus measures. Emerging markets also rallied, with strong returns from

South Korea,

Taiwan

and

China, while India remained

relatively flat

despite solid macroeconomic fundamentals.
All sectors of the fund contributed positively to the overall portfolio, with financials, industrials, information technology and materials being particularly additive. Returns from the consumer staples and energy sectors were also positive, though below the portfolio’s overall return. Geographically, investments in the United Kingdom, France and Germany made meaningful contributions to overall results.
In contrast, holdings in consumer discretionary and health care, though still positive, lagged the broader portfolio’s return. Country-wise, holdings in Denmark, the Philippines and Indonesia were the most notable detractors on absolute results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
International Growth and Income Fund — Class 2 *	35.41%	7.69%	7.81%
MSCI ACWI (All Country World Index) ex USA †	32.39%	7.91%	8.41%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 405,000,000
Holdings Count | Holding	301
Advisory Fees Paid, Amount	$ 2,000,000
Investment Company, Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 405
Total number of portfolio holdings	301
Total advisory fees paid (in millions)	$ 2
Portfolio turnover rate	48%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and D eloitt
e & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

International Growth and Income Fund - Class 4
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – International Growth and Income Fund
Class Name	Class 4
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Insurance Series -

International Growth and Income Fund (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-4 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-4
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$ 125	1.06%

Expenses Paid, Amount	$ 125
Expense Ratio, Percent	1.06%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 4 shares gained 35.09% for the year ended December 31, 2025. That result compares with a 32.39% gain for the MSCI ACWI (All Country World Index) ex USA. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-4
.
What factors influenced results
Global equity markets delivered strong gains in 2025, overcoming trade tensions and geopolitical volatility.

European equities advanced on easing inflation and improving confidence, with Germany driving growth through major infrastructure and defense

investments.

Stocks in the U.K. and Japan

benefited

from accommodative monetary policies and fiscal stimulus measures. Emerging markets also rallied, with strong returns from

South Korea,

Taiwan

and

China, while India remained

relatively flat

despite solid macroeconomic fundamentals.
All sectors of the fund contributed positively to the overall portfolio, with financials, industrials, information technology and materials being particularly additive. Returns from the consumer staples and energy sectors were also positive, though below the portfolio’s overall return. Geographically, investments in the United Kingdom, France and Germany made meaningful contributions to overall results.
In contrast, holdings in consumer discretionary and health care, though still positive, lagged the broader portfolio’s return. Country-wise, holdings in Denmark, the Philippines and Indonesia were the most notable detractors on absolute results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
International Growth and Income Fund — Class 4 *	35.09%	7.42%	7.54%
MSCI ACWI (All Country World Index) ex USA †	32.39%	7.91%	8.41%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 405,000,000
Holdings Count | Holding	301
Advisory Fees Paid, Amount	$ 2,000,000
Investment Company, Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 405
Total number of portfolio holdings	301
Total advisory fees paid (in millions)	$ 2
Portfolio turnover rate	48%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was a ppoin
ted as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Capital Income Builder - Class 1
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – Capital Income Builder
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Insurance Series - Capital Income Builder (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$ 30	0.27%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.27%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 1 shares gained 20.69% for the year ended December 31, 2025. That result compares with a 17.73% gain for the 70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-1
.
What factors influenced results
Global equities surged in 2025, overcoming trade tensions and geopolitical volatility. All major equity markets delivered solid returns, led by the eurozone and the United Kingdom. U.S. stocks advanced (albeit by less than international equities), led by continued growth of large-cap technology companies. Major central banks, including the U.S. Federal Reserve, cut rates as inflation generally eased. Global bonds rallied on U.S. rate-cut expectations and a weakening U.S. dollar. Simultaneously, the U.S. fixed income market posted strong gains, supported by corporate bonds.
Overall, equities contributed meaningfully to the portfolio’s absolute returns, particularly within the financials and information technology sectors. While stocks domiciled overseas outpaced domestic ones, they remained a smaller portion of the portfolio than U.S. equities.
The fund’s bond holdings, while providing income and stability, delivered smaller gains. Securitized debt, emerging markets debt and corporates were the largest detractors from absolute returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Capital Income Builder — Class 1 *	20.69%	9.36%	7.84%
MSCI ACWI (All Country World Index) †	22.34%	11.19%	11.72%
70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index †	17.73%	7.73%	8.92%
Bloomberg U.S. Aggregate Index †	7.30%	(0.36) %	2.01%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,660,000,000
Holdings Count | Holding	1,146
Advisory Fees Paid, Amount	$ 3,000,000
Investment Company, Portfolio Turnover	87.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 1,660
Total number of portfolio holdings	1,146
Total advisory fees paid (in millions)	$ 3
Portfolio turnover rate including mortgage dollar roll transactions	87%
Portfolio turnover rate excluding mortgage dollar roll transactions	72%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives.
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Capital Income Builder - Class 1A
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – Capital Income Builder
Class Name	Class 1A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Insurance Series - Capital Income Builder (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1A . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1A
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1A	$ 57	0.52%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.52%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 1A shares gained 20.42% for the year ended December 31, 2025. That result compares with a 17.73% gain for the 70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-1A
.
What factors influenced results
Global equities surged in 2025, overcoming trade tensions and geopolitical volatility. All major equity markets delivered solid returns, led by the eurozone and the United Kingdom. U.S. stocks advanced (albeit by less than international equities), led by continued growth of large-cap technology companies. Major central banks, including the U.S. Federal Reserve, cut rates as inflation generally eased. Global bonds rallied on U.S. rate-cut expectations and a weakening U.S. dollar. Simultaneously, the U.S. fixed income market posted strong gains, supported by corporate bonds.
Overall, equities contributed meaningfully to the portfolio’s absolute returns, particularly within the financials and information technology sectors. While stocks domiciled overseas outpaced domestic ones, they remained a smaller portion of the portfolio than U.S. equities.
The fund’s bond holdings, while providing income and stability, delivered smaller gains. Securitized debt, emerging markets debt and corporates were the largest detractors from absolute returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
Capital Income Builder — Class 1A 2	20.42%	9.09%	7.88%
MSCI ACWI (All Country World Index) 3	22.34%	11.19%	11.95%
70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index 3	17.73%	7.73%	9.05%
Bloomberg U.S. Aggregate Index 3	7.30%	(0.36) %	1.92%
1
Class 1A shares were first offered on January 6, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI and Bloomberg Index Services Ltd.

Performance Inception Date	Jan. 06, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,660,000,000
Holdings Count | Holding	1,146
Advisory Fees Paid, Amount	$ 3,000,000
Investment Company, Portfolio Turnover	87.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 1,660
Total number of portfolio holdings	1,146
Total advisory fees paid (in millions)	$ 3
Portfolio turnover rate including mortgage dollar roll transactions	87%
Portfolio turnover rate excluding mortgage dollar roll transactions	72%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives.
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Capital Income Builder - Class 2
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – Capital Income Builder
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Insurance Series - Capital Income Builder (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$ 57	0.52%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.52%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 2 shares gained 20.41% for the year ended December 31, 2025. That result compares with a 17.73% gain for the 70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-2
.
What factors influenced results
Global equities surged in 2025, overcoming trade tensions and geopolitical volatility. All major equity markets delivered solid returns, led by the eurozone and the United Kingdom. U.S. stocks advanced (albeit by less than international equities), led by continued growth of large-cap technology companies. Major central banks, including the U.S. Federal Reserve, cut rates as inflation generally eased. Global bonds rallied on U.S. rate-cut expectations and a weakening U.S. dollar. Simultaneously, the U.S. fixed income market posted strong gains, supported by corporate bonds.
Overall, equities contributed meaningfully to the portfolio’s absolute returns, particularly within the financials and information technology sectors. While stocks domiciled overseas outpaced domestic ones, they remained a smaller portion of the portfolio than U.S. equities.
The fund’s bond holdings, while providing income and stability, delivered smaller gains. Securitized debt, emerging markets debt and corporates were the largest detractors from absolute returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Capital Income Builder — Class 2 *	20.41%	9.08%	7.59%
MSCI ACWI (All Country World Index) †	22.34%	11.19%	11.72%
70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index †	17.73%	7.73%	8.92%
Bloomberg U.S. Aggregate Index †	7.30%	(0.36) %	2.01%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,660,000,000
Holdings Count | Holding	1,146
Advisory Fees Paid, Amount	$ 3,000,000
Investment Company, Portfolio Turnover	87.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 1,660
Total number of portfolio holdings	1,146
Total advisory fees paid (in millions)	$ 3
Portfolio turnover rate including mortgage dollar roll transactions	87%
Portfolio turnover rate excluding mortgage dollar roll transactions	72%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives.
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Capital Income Builder - Class 4
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – Capital Income Builder
Class Name	Class 4
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Insurance Series - Capital Income Builder (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-4 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-4
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$ 85	0.77%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 4 shares gained 20.16% for the year ended December 31, 2025. That result compares with a 17.73% gain for the 70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-4
.
What factors influenced results
Global equities surged in 2025, overcoming trade tensions and geopolitical volatility. All major equity markets delivered solid returns, led by the eurozone and the United Kingdom. U.S. stocks advanced (albeit by less than international equities), led by continued growth of large-cap technology companies. Major central banks, including the U.S. Federal Reserve, cut rates as inflation generally eased. Global bonds rallied on U.S. rate-cut expectations and a weakening U.S. dollar. Simultaneously, the U.S. fixed income market posted strong gains, supported by corporate bonds.
Overall, equities contributed meaningfully to the portfolio’s absolute returns, particularly within the financials and information technology sectors. While stocks domiciled overseas outpaced domestic ones, they remained a smaller portion of the portfolio than U.S. equities.
The fund’s bond holdings, while providing income and stability, delivered smaller gains. Securitized debt, emerging markets debt and corporates were the largest detractors from absolute returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Capital Income Builder — Class 4 *	20.16%	8.82%	7.32%
MSCI ACWI (All Country World Index) †	22.34%	11.19%	11.72%
70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index †	17.73%	7.73%	8.92%
Bloomberg U.S. Aggregate Index †	7.30%	(0.36) %	2.01%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,660,000,000
Holdings Count | Holding	1,146
Advisory Fees Paid, Amount	$ 3,000,000
Investment Company, Portfolio Turnover	87.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 1,660
Total number of portfolio holdings	1,146
Total advisory fees paid (in millions)	$ 3
Portfolio turnover rate including mortgage dollar roll transactions	87%
Portfolio turnover rate excluding mortgage dollar roll transactions	72%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives.
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Asset Allocation Fund - Class 1
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® –Asset Allocation Fund
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Insurance Series - Asset Allocation Fund (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$ 32	0.30%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 1 shares gained 16.16% for the year ended December 31, 2025. That result compares with a 13.70% gain for the 60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-1
.
What factors influenced results
U.S. equities saw strong gains, with the S&P 500 Index hitting record highs as corporate earnings beat expectations. At the same time, the U.S. fixed income market delivered solid returns as corporate bond yields hovered near the upper end of their 15-year range. Although inflation rose slightly on the lingering effect of tariffs, signs of labor market weakness and economic uncertainty prompted the Federal Reserve to cut interest rates three times in 2025.
Within the fund, most equity sectors produced positive returns, with information technology being particularly additive to results. The materials, industrials and consumer staples sectors also saw returns surpassing those of the overall portfolio. Conversely, the fund’s holdings in the financials, energy and utilities sectors detracted from the broader portfolio’s returns.
Fixed income returns lagged equities but continued to help fulfill their roles of serving as a ballast and generating income. Corporate bonds and securitized debt were among the top contributors, though securitized debt lagged the total portfolio return. A modest allocation to high-yield bonds also supported returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Asset Allocation Fund — Class 1 *	16.16%	9.24%	10.05%
S&P 500 Index †	17.88%	14.42%	14.82%
60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index †	13.70%	8.47%	9.78%
Bloomberg U.S. Aggregate Index †	7.30%	(0.36) %	2.01%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 27,675,000,000
Holdings Count | Holding	2,128
Advisory Fees Paid, Amount	$ 72,000,000
Investment Company, Portfolio Turnover	115.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 27,675
Total number of portfolio holdings	2,128
Total advisory fees paid (in millions)	$ 72
Portfolio turnover rate including mortgage dollar roll transactions	115%
Portfolio turnover rate excluding mortgage dollar roll transactions	72%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as
the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Asset Allocation Fund - Class 1A
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® –Asset Allocation Fund
Class Name	Class 1A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Insurance Series - Asset Allocation Fund (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1A . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1A
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1A	$ 59	0.55%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 1A shares gained 15.86% for the year ended December 31, 2025. That result compares with a 13.70% gain for the 60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-1A
.
What factors influenced results
U.S. equities saw strong gains, with the S&P 500 Index hitting record highs as corporate earnings beat expectations. At the same time, the U.S. fixed income market delivered solid returns as corporate bond yields hovered near the upper end of their 15-year range. Although inflation rose slightly on the lingering effect of tariffs, signs of labor market weakness and economic uncertainty prompted the Federal Reserve to cut interest rates three times in 2025.
Within the fund, most equity sectors produced positive returns, with information technology being particularly additive to results. The materials, industrials and consumer staples sectors also saw returns surpassing those of the overall portfolio. Conversely, the fund’s holdings in the financials, energy and utilities sectors detracted from the broader portfolio’s returns.
Fixed income returns lagged equities but continued to help fulfill their roles of serving as a ballast and generating income. Corporate bonds and securitized debt were among the top contributors, though securitized debt lagged the total portfolio return. A modest allocation to high-yield bonds also supported returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
Asset Allocation Fund — Class 1A 2	15.86%	8.97%	9.68%
S&P 500 Index 3	17.88%	14.42%	14.95%
60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index 3	13.70%	8.47%	9.83%
Bloomberg U.S. Aggregate Index 3	7.30%	(0.36) %	1.92%
1
Class 1A shares were first offered on January 6, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

Performance Inception Date	Jan. 06, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 27,675,000,000
Holdings Count | Holding	2,128
Advisory Fees Paid, Amount	$ 72,000,000
Investment Company, Portfolio Turnover	115.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 27,675
Total number of portfolio holdings	2,128
Total advisory fees paid (in millions)	$ 72
Portfolio turnover rate including mortgage dollar roll transactions	115%
Portfolio turnover rate excluding mortgage dollar roll transactions	72%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as
the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Asset Allocation Fund - Class 2
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® –Asset Allocation Fund
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Insurance Series - Asset Allocation Fund (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$ 59	0.55%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 2 shares gained 15.85% for the year ended December 31, 2025. That result compares with a 13.70% gain for the 60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-2
.
What factors influenced results
U.S. equities saw strong gains, with the S&P 500 Index hitting record highs as corporate earnings beat expectations. At the same time, the U.S. fixed income market delivered solid returns as corporate bond yields hovered near the upper end of their 15-year range. Although inflation rose slightly on the lingering effect of tariffs, signs of labor market weakness and economic uncertainty prompted the Federal Reserve to cut interest rates three times in 2025.
Within the fund, most equity sectors produced positive returns, with information technology being particularly additive to results. The materials, industrials and consumer staples sectors also saw returns surpassing those of the overall portfolio. Conversely, the fund’s holdings in the financials, energy and utilities sectors detracted from the broader portfolio’s returns.
Fixed income returns lagged equities but continued to help fulfill their roles of serving as a ballast and generating income. Corporate bonds and securitized debt were among the top contributors, though securitized debt lagged the total portfolio return. A modest allocation to high-yield bonds also supported returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Asset Allocation Fund — Class 2 *	15.85%	8.97%	9.77%
S&P 500 Index †	17.88%	14.42%	14.82%
60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index †	13.70%	8.47%	9.78%
Bloomberg U.S. Aggregate Index †	7.30%	(0.36) %	2.01%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 27,675,000,000
Holdings Count | Holding	2,128
Advisory Fees Paid, Amount	$ 72,000,000
Investment Company, Portfolio Turnover	115.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 27,675
Total number of portfolio holdings	2,128
Total advisory fees paid (in millions)	$ 72
Portfolio turnover rate including mortgage dollar roll transactions	115%
Portfolio turnover rate excluding mortgage dollar roll transactions	72%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Asset Allocation Fund - Class 3
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® –Asset Allocation Fund
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Insurance Series - Asset Allocation Fund (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-3 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-3
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 3	$ 52	0.48%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 3 shares gained 15.94% for the year ended December 31, 2025. That result compares with a 13.70% gain for
the 60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index.
What factors influenced results
U.S. equities saw strong gains, with the S&P 500 Index hitting record highs as corporate earnings beat expectations. At the same time, the U.S. fixed income market delivered solid returns as corporate bond yields hovered near the upper end of their 15-year range. Although inflation rose slightly on the lingering effect of tariffs, signs of labor market weakness and economic uncertainty prompted the Federal Reserve to cut interest rates three times in 2025.
Within the fund, most equity sectors produced positive returns, with information technology being particularly additive to results. The materials, industrials and consumer staples sectors also saw returns surpassing those of the overall portfolio. Conversely, the fund’s holdings in the financials, energy and utilities sectors detracted from the broader portfolio’s returns.
Fixed income returns lagged equities but continued to help fulfill their roles of serving as a ballast and generating income. Corporate bonds and securitized debt were among the top contributors, though securitized debt lagged the total portfolio return. A modest allocation to high-yield bonds also supported returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Asset Allocation Fund — Class 3 *	15.94%	9.05%	9.85%
S&P 500 Index †	17.88%	14.42%	14.82%
60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index †	13.70%	8.47%	9.78%
Bloomberg U.S. Aggregate Index †	7.30%	(0.36) %	2.01%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 27,675,000,000
Holdings Count | Holding	2,128
Advisory Fees Paid, Amount	$ 72,000,000
Investment Company, Portfolio Turnover	115.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 27,675
Total number of portfolio holdings	2,128
Total advisory fees paid (in millions)	$ 72
Portfolio turnover rate including mortgage dollar roll transactions	115%
Portfolio turnover rate excluding mortgage dollar roll transactions	72%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Asset Allocation Fund - Class 4
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® –Asset Allocation Fund
Class Name	Class 4
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Insurance Series - Asset Allocation Fund (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-4 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-4
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$ 86	0.80%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 4 shares gained 15.59% for the year ended December 31, 2025. That result compares with a 13.70% gain for the 60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-4
.
What factors influenced results
U.S. equities saw strong gains, with the S&P 500 Index hitting record highs as corporate earnings beat expectations. At the same time, the U.S. fixed income market delivered solid returns as corporate bond yields hovered near the upper end of their 15-year range. Although inflation rose slightly on the lingering effect of tariffs, signs of labor market weakness and economic uncertainty prompted the Federal Reserve to cut interest rates three times in 2025.
Within the fund, most equity sectors produced positive returns, with information technology being particularly additive to results. The materials, industrials and consumer staples sectors also saw returns surpassing those of the overall portfolio. Conversely, the fund’s holdings in the financials, energy and utilities sectors detracted from the broader portfolio’s returns.
Fixed income returns lagged equities but continued to help fulfill their roles of serving as a ballast and generating income. Corporate bonds and securitized debt were among the top contributors, though securitized debt lagged the total portfolio return. A modest allocation to high-yield bonds also supported returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Asset Allocation Fund — Class 4 *	15.59%	8.70%	9.50%
S&P 500 Index †	17.88%	14.42%	14.82%
60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index †	13.70%	8.47%	9.78%
Bloomberg U.S. Aggregate Index †	7.30%	(0.36) %	2.01%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 27,675,000,000
Holdings Count | Holding	2,128
Advisory Fees Paid, Amount	$ 72,000,000
Investment Company, Portfolio Turnover	115.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 27,675
Total number of portfolio holdings	2,128
Total advisory fees paid (in millions)	$ 72
Portfolio turnover rate including mortgage dollar roll transactions	115%
Portfolio turnover rate excluding mortgage dollar roll transactions	72%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Funds Global Balanced Fund - Class 1
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® –American Funds Global Balanced Fund
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Insurance Series -

American Funds Global Balanced Fund (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$ 55	0.51%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 1 shares gained 17.42% for the year ended December 31, 2025. That result compares with a 15.15% gain for the Global Balanced Historical Benchmarks Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-1
.
What factors influenced results
Global equities surged in 2025, overcoming trade tensions and geopolitical volatility. All major regions delivered solid returns, led by Europe, emerging markets and Asia Pacific. U.S. stocks advanced on strong large cap technology growth, but lost momentum later in the year. Major central banks, including the Federal Reserve, cut rates. Global bonds rallied on expectations of additional U.S. rate cuts and a weaker U.S. dollar, while U.S. fixed income delivered strong gains, supported by corporate bonds.
The fund’s overall results were driven by overseas equities, which provided robust returns for the period. Stocks in the Eurozone and United Kingdom had particularly high returns. Although domestic equities lagged international markets, they remained an important contributor to absolute returns. On a sector basis, financials and industrials led the way.
Fixed income represented nearly one-third of portfolio holdings. While returns trailed equities, the allocation offered a measure of balance and helped mitigate volatility during periods of market stress. Emerging markets debt and investment grade corporates posted strong gains, whereas Treasuries weighed on results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Global Balanced Fund — Class 1 *	17.42%	6.37%	7.96%
MSCI ACWI (All Country World Index) †	22.34%	11.19%	11.72%
Global Balanced Historical Benchmarks Index †	15.15%	5.53%	7.49%
Global Balanced Fixed Income Historical Benchmarks Index †	4.86%	(2.75) %	0.95%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 450,000,000
Holdings Count | Holding	729
Advisory Fees Paid, Amount	$ 2,000,000
Investment Company, Portfolio Turnover	86.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 450
Total number of portfolio holdings	729
Total advisory fees paid (in millions)	$ 2
Portfolio turnover rate including mortgage dollar roll transactions	86%
Portfolio turnover rate excluding mortgage dollar roll transactions	57%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Funds Global Balanced Fund - Class 1A
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® –American Funds Global Balanced Fund
Class Name	Class 1A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Insurance Series -

American Funds Global Balanced Fund (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1A . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1A
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1A	$ 83	0.76%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 1A shares gained 17.21% for the year ended December 31, 2025. That result compares with a 15.15% gain for the Global Balanced Historical Benchmarks Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-1A
.
What factors influenced results
Global equities surged in 2025, overcoming trade tensions and geopolitical volatility. All major regions delivered solid returns, led by Europe, emerging markets and Asia Pacific. U.S. stocks advanced on strong large cap technology growth, but lost momentum later in the year. Major central banks, including the Federal Reserve, cut rates. Global bonds rallied on expectations of additional U.S. rate cuts and a weaker U.S. dollar, while U.S. fixed income delivered strong gains, supported by corporate bonds.
The fund’s overall results were driven by overseas equities, which provided robust returns for the period. Stocks in the Eurozone and United Kingdom had particularly high returns. Although domestic equities lagged international markets, they remained an important contributor to absolute returns. On a sector basis, financials and industrials led the way.
Fixed income represented nearly one-third of portfolio holdings. While returns trailed equities, the allocation offered a measure of balance and helped mitigate volatility during periods of market stress. Emerging markets debt and investment grade corporates posted strong gains, whereas Treasuries weighed on results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Global Balanced Fund — Class 1A 2	17.21%	6.12%	7.99%
MSCI ACWI (All Country World Index) 3	22.34%	11.19%	11.95%
Global Balanced Historical Benchmarks Index 3	15.15%	5.53%	7.57%
Global Balanced Fixed Income Historical Benchmarks Index 3	4.86%	(2.75) %	0.83%
1
Class 1A shares were first offered on January 6, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI and Bloomberg Index Services Ltd.

Performance Inception Date	Jan. 06, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 450,000,000
Holdings Count | Holding	729
Advisory Fees Paid, Amount	$ 2,000,000
Investment Company, Portfolio Turnover	86.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 450
Total number of portfolio holdings	729
Total advisory fees paid (in millions)	$ 2
Portfolio turnover rate including mortgage dollar roll transactions	86%
Portfolio turnover rate excluding mortgage dollar roll transactions	57%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Funds Global Balanced Fund - Class 2
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® –American Funds Global Balanced Fund
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Insurance Series -

American Funds Global Balanced Fund (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$ 83	0.76%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 2 shares gained 17.14% for the year ended December 31, 2025. That result compares with a 15.15% gain for the Global Balanced Historical Benchmarks Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-2
.
What factors influenced results
Global equities surged in 2025, overcoming trade tensions and geopolitical volatility. All major regions delivered solid returns, led by Europe, emerging markets and Asia Pacific. U.S. stocks advanced on strong large cap technology growth, but lost momentum later in the year. Major central banks, including the Federal Reserve, cut rates. Global bonds rallied on expectations of additional U.S. rate cuts and a weaker U.S. dollar, while U.S. fixed income delivered strong gains, supported by corporate bonds.
The fund’s overall results were driven by overseas equities, which provided robust returns for the period. Stocks in the Eurozone and United Kingdom had particularly high returns. Although domestic equities lagged international markets, they remained an important contributor to absolute returns. On a sector basis, financials and industrials led the way.
Fixed income represented nearly one-third of portfolio holdings. While returns trailed equities, the allocation offered a measure of balance and helped mitigate volatility during periods of market stress. Emerging markets debt and investment grade corporates posted strong gains, whereas Treasuries weighed on results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Global Balanced Fund — Class 2 *	17.14%	6.11%	7.69%
MSCI ACWI (All Country World Index) †	22.34%	11.19%	11.72%
Global Balanced Historical Benchmarks Index †	15.15%	5.53%	7.49%
Global Balanced Fixed Income Historical Benchmarks Index †	4.86%	(2.75) %	0.95%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 450,000,000
Holdings Count | Holding	729
Advisory Fees Paid, Amount	$ 2,000,000
Investment Company, Portfolio Turnover	86.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 450
Total number of portfolio holdings	729
Total advisory fees paid (in millions)	$ 2
Portfolio turnover rate including mortgage dollar roll transactions	86%
Portfolio turnover rate excluding mortgage dollar roll transactions	57%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Funds Global Balanced Fund - Class 4
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® –American Funds Global Balanced Fund
Class Name	Class 4
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Insurance Series -

American Funds Global Balanced Fund (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-4 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-4
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$ 110	1.01%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	1.01%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 4 shares gained 16.96% for the year ended December 31, 2025. That result compares with a 15.15% gain for the Global Balanced Historical Benchmarks Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-4
.
What factors influenced results
Global equities surged in 2025, overcoming trade tensions and geopolitical volatility. All major regions delivered solid returns, led by Europe, emerging markets and Asia Pacific. U.S. stocks advanced on strong large cap technology growth, but lost momentum later in the year. Major central banks, including the Federal Reserve, cut rates. Global bonds rallied on expectations of additional U.S. rate cuts and a weaker U.S. dollar, while U.S. fixed income delivered strong gains, supported by corporate bonds.
The fund’s overall results were driven by overseas equities, which provided robust returns for the period. Stocks in the Eurozone and United Kingdom had particularly high returns. Although domestic equities lagged international markets, they remained an important contributor to absolute returns. On a sector basis, financials and industrials led the way.
Fixed income represented nearly one-third of portfolio holdings. While returns trailed equities, the allocation offered a measure of balance and helped mitigate volatility during periods of market stress. Emerging markets debt and investment grade corporates posted strong gains, whereas Treasuries weighed on results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Global Balanced Fund — Class 4 *	16.96%	5.85%	7.43%
MSCI ACWI (All Country World Index) †	22.34%	11.19%	11.72%
Global Balanced Historical Benchmarks Index †	15.15%	5.53%	7.49%
Global Balanced Fixed Income Historical Benchmarks Index †	4.86%	(2.75) %	0.95%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 450,000,000
Holdings Count | Holding	729
Advisory Fees Paid, Amount	$ 2,000,000
Investment Company, Portfolio Turnover	86.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 450
Total number of portfolio holdings	729
Total advisory fees paid (in millions)	$ 2
Portfolio turnover rate including mortgage dollar roll transactions	86%
Portfolio turnover rate excluding mortgage dollar roll transactions	57%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

The Bond Fund of America Class 1
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® –The Bond Fund of America
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Insurance Series - The Bond Fund of America (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$ 25	0.24%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.24%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 1 shares gained 7.40% for the year ended December 31, 2025. That result compares with a 7.30% gain for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-1
.
What factors influenced results
During the fund’s fiscal year, the U.S. bond market posted strong returns. The U.S. Federal Reserve cut its policy rate three times in response to labor market weakness and broader economic uncertainty, helping to push short term yields lower. Meanwhile, long-term yields remained relatively high and supported a steepening of the yield curve. Yields on corporate bonds declined but remained elevated relative to their levels over the past 15 years.
Within the fund, an underweight to Treasuries in favor of other sectors including agency mortgage-backed securities and emerging markets debt contributed positively to relative results. The fund’s overweight to duration for much of the year was also additive.
In terms of detractors, the fund was positioned for a steepening of the yield curve by having an overweight position to the front-end of the curve and an underweight to the long-end. The steepening of the yield curve added to results, however, this was more than offset by the cost of maintaining the position. Security selection within asset-backed securities also detracted from returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
The Bond Fund of America — Class 1 *	7.40%	0.10%	2.61%
Bloomberg U.S. Aggregate Index †	7.30%	(0.36) %	2.01%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 11,356,000,000
Holdings Count | Holding	2,101
Advisory Fees Paid, Amount	$ 23,000,000
Investment Company, Portfolio Turnover	247.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 11,356
Total number of portfolio holdings	2,101
Total advisory fees paid (in millions)	$ 23
Portfolio turnover rate including mortgage dollar roll transactions	247%
Portfolio turnover rate excluding mortgage dollar roll transactions	159%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

The Bond Fund of America Class 1A
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® –The Bond Fund of America
Class Name	Class 1A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Insurance Series - The Bond Fund of America (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1A . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1A
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1A	$ 51	0.49%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 1A shares gained 7.24% for the year ended December 31, 2025. That result compares with a 7.30% gain for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-1A
.
What factors influenced results
During the fund’s fiscal year, the U.S. bond market posted strong returns. The U.S. Federal Reserve cut its policy rate three times in response to labor market weakness and broader economic uncertainty, helping to push short term yields lower. Meanwhile, long-term yields remained relatively high and supported a steepening of the yield curve. Yields on corporate bonds declined but remained elevated relative to their levels over the past 15 years.
Within the fund, an underweight to Treasuries in favor of other sectors including agency mortgage-backed securities and emerging markets debt contributed positively to relative results. The fund’s overweight to duration for much of the year was also additive.
In terms of detractors, the fund was positioned for a steepening of the yield curve by having an overweight position to the front-end of the curve and an underweight to the long-end. The steepening of the yield curve added to results, however, this was more than offset by the cost of maintaining the position. Security selection within asset-backed securities also detracted from returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
The Bond Fund of America — Class 1A 2	7.24%	(0.14) %	2.28%
Bloomberg U.S. Aggregate Index 3	7.30%	(0.36) %	1.92%
1
Class 1A shares were first offered on January 6, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Jan. 06, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 11,356,000,000
Holdings Count | Holding	2,101
Advisory Fees Paid, Amount	$ 23,000,000
Investment Company, Portfolio Turnover	247.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 11,356
Total number of portfolio holdings	2,101
Total advisory fees paid (in millions)	$ 23
Portfolio turnover rate including mortgage dollar roll transactions	247%
Portfolio turnover rate excluding mortgage dollar roll transactions	159%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

The Bond Fund of America - Class 2
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® –The Bond Fund of America
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Insurance Series - The Bond Fund of America (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$ 51	0.49%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 2 shares gained 7.26% for the year ended December 31, 2025. That result compares with a 7.30% gain for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-2
.
What factors influenced results
During the fund’s fiscal year, the U.S. bond market posted strong returns. The U.S. Federal Reserve cut its policy rate three times in response to labor market weakness and broader economic uncertainty, helping to push short term yields lower. Meanwhile, long-term yields remained relatively high and supported a steepening of the yield curve. Yields on corporate bonds declined but remained elevated relative to their levels over the past 15 years.
Within the fund, an underweight to Treasuries in favor of other sectors including agency mortgage-backed securities and emerging markets debt contributed positively to relative results. The fund’s overweight to duration for much of the year was also additive.
In terms of detractors, the fund was positioned for a steepening of the yield curve by having an overweight position to the front-end of the curve and an underweight to the long-end. The steepening of the yield curve added to results, however, this was more than offset by the cost of maintaining the position. Security selection within asset-backed securities also detracted from returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
The Bond Fund of America — Class 2 *	7.26%	(0.14) %	2.36%
Bloomberg U.S. Aggregate Index †	7.30%	(0.36) %	2.01%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 11,356,000,000
Holdings Count | Holding	2,101
Advisory Fees Paid, Amount	$ 23,000,000
Investment Company, Portfolio Turnover	247.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 11,356
Total number of portfolio holdings	2,101
Total advisory fees paid (in millions)	$ 23
Portfolio turnover rate including mortgage dollar roll transactions	247%
Portfolio turnover rate excluding mortgage dollar roll transactions	159%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

The Bond Fund of America - Class 4
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® –The Bond Fund of America
Class Name	Class 4
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Insurance Series - The Bond Fund of America (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-4 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-4
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$ 77	0.74%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 4 shares gained 6.98% for the year ended December 31, 2025. That result compares with a 7.30% gain for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-4
.
What factors influenced results
During the fund’s fiscal year, the U.S. bond market posted strong returns. The U.S. Federal Reserve cut its policy rate three times in response to labor market weakness and broader economic uncertainty, helping to push short term yields lower. Meanwhile, long-term yields remained relatively high and supported a steepening of the yield curve. Yields on corporate bonds declined but remained elevated relative to their levels over the past 15 years.
Within the fund, an underweight to Treasuries in favor of other sectors including agency mortgage-backed securities and emerging markets debt contributed positively to relative results. The fund’s overweight to duration for much of the year was also additive.
In terms of detractors, the fund was positioned for a steepening of the yield curve by having an overweight position to the front-end of the curve and an underweight to the long-end. The steepening of the yield curve added to results, however, this was more than offset by the cost of maintaining the position. Security selection within asset-backed securities also detracted from returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
The Bond Fund of America — Class 4 *	6.98%	(0.38) %	2.11%
Bloomberg U.S. Aggregate Index †	7.30%	(0.36) %	2.01%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 11,356,000,000
Holdings Count | Holding	2,101
Advisory Fees Paid, Amount	$ 23,000,000
Investment Company, Portfolio Turnover	247.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 11,356
Total number of portfolio holdings	2,101
Total advisory fees paid (in millions)	$ 23
Portfolio turnover rate including mortgage dollar roll transactions	247%
Portfolio turnover rate excluding mortgage dollar roll transactions	159%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Capital World Bond Fund - Class 1
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – Capital World Bond Fund
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Insurance Series - Capital World Bond Fund (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$ 50	0.48%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 1 shares gained 9.55% for the year ended December 31, 2025. That result compares with a 8.17% gain for the Bloomberg Global Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-1
.
What factors influenced results
Emerging markets bonds posted strong gains, supported by U.S. rate cuts and a weaker dollar. European yields climbed amid a global sell-off toward the end of the year, which was sparked by rising Japanese yields. The euro, British pound and Mexican peso strengthened, while the Argentine peso and Indian rupee declined.
Sector allocation and security selection contributed to relative results. Country/market allocation decisions added to relative returns, driven primarily by duration management. From a country perspective, off-benchmark positions in Brazilian government bonds benefitted results. Currency positioning contributed to comparative results, supported by gains from unhedged currency exposure.
At the broad level, the impact of currency hedging weighed on relative returns over the period. Underweight positions in Japanese and Chinese government bonds, as well as select non-benchmark positions, detracted from results. Finally, underweight positions in uniform mortgage-backed securities and U.S. Treasuries, which outperformed over the period, were a detriment to results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual tot
al retu
rns
	1 year	5 years	10 years
Capital World Bond Fund — Class 1 *	9.55%	(2.27) %	1.47%
Bloomberg Global Aggregate Index †	8.17%	(2.15) %	1.26%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,480,000,000
Holdings Count | Holding	1,248
Advisory Fees Paid, Amount	$ 6,000,000
Investment Company, Portfolio Turnover	106.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 1,480
Total number of portfolio holdings	1,248
Total advisory fees paid (in millions)	$ 6
Portfolio turnover rate including mortgage dollar roll transactions	106%
Portfolio turnover rate excluding mortgage dollar roll transactions	59%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Capital World Bond Fund - Class 1A
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – Capital World Bond Fund
Class Name	Class 1A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Insurance Series - Capital World Bond Fund (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1A . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1A
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1A	$ 76	0.73%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 1A shares gained 9.31% for the year ended December 31, 2025. That result compares with a 8.17% gain for the Bloomberg Global Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-1A
.
What factors influenced results
Emerging markets bonds posted strong gains, supported by U.S. rate cuts and a weaker dollar. European yields climbed amid a global sell-off toward the end of the year, which was sparked by rising Japanese yields. The euro, British pound and Mexican peso strengthened, while the Argentine peso and Indian rupee declined.
Sector allocation and security selection contributed to relative results. Country/market allocation decisions added to relative returns, driven primarily by duration management. From a country perspective, off-benchmark positions in Brazilian government bonds benefitted results. Currency positioning contributed to comparative results, supported by gains from unhedged currency exposure.
At the broad level, the impact of currency hedging weighed on relative returns over the period. Underweight positions in Japanese and Chinese government bonds, as well as select non-benchmark positions, detracted from results. Finally, underweight positions in uniform mortgage-backed securities and U.S. Treasuries, which outperformed over the period, were a detriment to results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
Capital World Bond Fund — Class 1A 2	9.31%	(2.50) %	1.09%
Bloomberg Global Aggregate Index 3	8.17%	(2.15) %	1.18%
1
Class 1A shares were first offered on January 6, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Jan. 06, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,480,000,000
Holdings Count | Holding	1,248
Advisory Fees Paid, Amount	$ 6,000,000
Investment Company, Portfolio Turnover	106.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 1,480
Total number of portfolio holdings	1,248
Total advisory fees paid (in millions)	$ 6
Portfolio turnover rate including mortgage dollar roll transactions	106%
Portfolio turnover rate excluding mortgage dollar roll transactions	59%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was
dism
issed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Capital World Bond Fund - Class 2
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – Capital World Bond Fund
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Insurance Series - Capital World Bond Fund (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$ 76	0.73%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 2 shares gained 9.39% for the year ended December 31, 2025. That result compares with a 8.17% gain for the Bloomberg Global Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-2
.
What factors influenced results
Emerging markets bonds posted strong gains, supported by U.S. rate cuts and a weaker dollar. European yields climbed amid a global sell-off toward the end of the year, which was sparked by rising Japanese yields. The euro, British pound and Mexican peso strengthened, while the Argentine peso and Indian rupee declined.
Sector allocation and security selection contributed to relative results. Country/market allocation decisions added to relative returns, driven primarily by duration management. From a country perspective, off-benchmark positions in Brazilian government bonds benefitted results. Currency positioning contributed to comparative results, supported by gains from unhedged currency exposure.
At the broad level, the impact of currency hedging weighed on relative returns over the period. Underweight positions in Japanese and Chinese government bonds, as well as select non-benchmark positions, detracted from results. Finally, underweight positions in uniform mortgage-backed securities and U.S. Treasuries, which outperformed over the period, were a detriment to results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Capital World Bond Fund — Class 2 *	9.39%	(2.50) %	1.23%
Bloomberg Global Aggregate Index †	8.17%	(2.15) %	1.26%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,480,000,000
Holdings Count | Holding	1,248
Advisory Fees Paid, Amount	$ 6,000,000
Investment Company, Portfolio Turnover	106.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 1,480
Total number of portfolio holdings	1,248
Total advisory fees paid (in millions)	$ 6
Portfolio turnover rate including mortgage dollar roll transactions	106%
Portfolio turnover rate excluding mortgage dollar roll transactions	59%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending Dec embe
r 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Capital World Bond Fund - Class 4
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – Capital World Bond Fund
Class Name	Class 4
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Insurance Series - Capital World Bond Fund (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-4 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-4
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$ 102	0.98%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 4 shares gained 9.03% for the year ended December 31, 2025. That result compares with a 8.17% gain for the Bloomberg Global Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-4
.
What factors influenced results
Emerging markets bonds posted strong gains, supported by U.S. rate cuts and a weaker dollar. European yields climbed amid a global sell-off toward the end of the year, which was sparked by rising Japanese yields. The euro, British pound and Mexican peso strengthened, while the Argentine peso and Indian rupee declined.
Sector allocation and security selection contributed to relative results. Country/market allocation decisions added to relative returns, driven primarily by duration management. From a country perspective, off-benchmark positions in Brazilian government bonds benefitted results. Currency positioning contributed to comparative results, supported by gains from unhedged currency exposure.
At the broad level, the impact of currency hedging weighed on relative returns over the period. Underweight positions in Japanese and Chinese government bonds, as well as select non-benchmark positions, detracted from results. Finally, underweight positions in uniform mortgage-backed securities and U.S. Treasuries, which outperformed over the period, were a detriment to results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Capital World Bond Fund — Class 4 *	9.03%	(2.76) %	0.97%
Bloomberg Global Aggregate Index †	8.17%	(2.15) %	1.26%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,480,000,000
Holdings Count | Holding	1,248
Advisory Fees Paid, Amount	$ 6,000,000
Investment Company, Portfolio Turnover	106.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 1,480
Total number of portfolio holdings	1,248
Total advisory fees paid (in millions)	$ 6
Portfolio turnover rate including mortgage dollar roll transactions	106%
Portfolio turnover rate excluding mortgage dollar roll transactions	59%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and D eloitt
e & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American High-Income Trust - Class 1
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – American High-Income Trust
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Insurance Series - American High-Income Trust (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$ 34	0.33%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.33%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 1 shares gained 8.52% for the year ended December 31, 2025. That result compares with a 8.62% gain for the Bloomberg U.S. Corp High Yield 2% Issuer Capped Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-1
.
What factors influenced results
During the fund’s fiscal year, the U.S. bond market posted strong returns. Corporate bond yields declined during the period but remained near their highest level in more than 15 years. The U.S. Federal Reserve cut its policy rate three times in response to labor market weakness and economic uncertainty, pushing short-term yields lower. Meanwhile, long-term yields remained elevated amid heavy issuance and a steepening yield curve.
Within the fund, holdings in technology, electric utilities and communications were particularly additive to results relative to the benchmark. Similarly, consumer cyclicals and real estate investment trusts (REITs) contributed positively to relative returns.
Conversely, the energy, consumer non-cyclicals and basic industry sectors had a negative impact on returns relative to the index. Additionally, the fund’s exposure to cash and derivatives detracted from overall results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total
returns
	1 year	5 years	10 years
American High-Income Trust — Class 1 *	8.52%	5.87%	7.22%
Bloomberg U.S. Aggregate Index †	7.30%	(0.36) %	2.01%
Bloomberg U.S. Corp High Yield 2% Issuer Capped Index †	8.62%	4.50%	6.52%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,039,000,000
Holdings Count | Holding	883
Advisory Fees Paid, Amount	$ 3,000,000
Investment Company, Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,039
Total number of portfolio holdings	883
Total advisory fees paid (in millions)	$ 3
Portfolio turnover rate	39%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American High-Income Trust - Class 1A
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – American High-Income Trust
Class Name	Class 1A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Insurance Series - American High-Income Trust (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1A . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1A
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1A	$ 60	0.58%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 1A shares gained 8.19% for the year ended December 31, 2025. That result compares with a 8.62% gain for the Bloomberg U.S. Corp High Yield 2% Issuer Capped Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-1A
.
What factors influenced results
During the fund’s fiscal year, the U.S. bond market posted strong returns. Corporate bond yields declined during the period but remained near their highest level in more than 15 years. The U.S. Federal Reserve cut its policy rate three times in response to labor market weakness and economic uncertainty, pushing short-term yields lower. Meanwhile, long-term yields remained elevated amid heavy issuance and a steepening yield curve.
Within the fund, holdings in technology, electric utilities and communications were particularly additive to results relative to the benchmark. Similarly, consumer cyclicals and real estate investment trusts (REITs) contributed positively to relative returns.
Conversely, the energy, consumer non-cyclicals and basic industry sectors had a negative impact on returns relative to the index. Additionally, the fund’s exposure to cash and derivatives detracted from overall results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American High-Income Trust — Class 1A 2	8.19%	5.59%	5.74%
Bloomberg U.S. Aggregate Index 3	7.30%	(0.36) %	1.92%
Bloomberg U.S. Corp High Yield 2% Issuer Capped Index 3	8.62%	4.50%	5.30%
1
Class 1A shares were first offered on January 6, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Jan. 06, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,039,000,000
Holdings Count | Holding	883
Advisory Fees Paid, Amount	$ 3,000,000
Investment Company, Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions )	$ 1,039
Total number of portfolio holdings	883
Total advisory fees paid (in millions)	$ 3
Portfolio turnover rate	39%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American High-Income Trust - Class 2
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – American High-Income Trust
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Insurance Series - American High-Income Trust (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-2
Expenses [Text Block]	What were the fund costs for the last year ? ( based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$ 60	0.58%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 2 shares gained 8.24% for the year ended December 31, 2025. That result compares with a 8.62% gain for the Bloomberg U.S. Corp High Yield 2% Issuer Capped Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-2
.
What factors influenced results
During the fund’s fiscal year, the U.S. bond market posted strong returns. Corporate bond yields declined during the period but remained near their highest level in more than 15 years. The U.S. Federal Reserve cut its policy rate three times in response to labor market weakness and economic uncertainty, pushing short-term yields lower. Meanwhile, long-term yields remained elevated amid heavy issuance and a steepening yield curve.
Within the fund, holdings in technology, electric utilities and communications were particularly additive to results relative to the benchmark. Similarly, consumer cyclicals and real estate investment trusts (REITs) contributed positively to relative returns.
Conversely, the energy, consumer non-cyclicals and basic industry sectors had a negative impact on returns relative to the index. Additionally, the fund’s exposure to cash and derivatives detracted from overall results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American High-Income Trust — Class 2 *	8.24%	5.60%	6.96%
Bloomberg U.S. Aggregate Index †	7.30%	(0.36) %	2.01%
Bloomberg U.S. Corp High Yield 2% Issuer Capped Index †	8.62%	4.50%	6.52%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services
Ltd
.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,039,000,000
Holdings Count | Holding	883
Advisory Fees Paid, Amount	$ 3,000,000
Investment Company, Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,039
Total number of portfolio holdings	883
Total advisory fees paid (in millions)	$ 3
Portfolio turnover rate	39%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American High-Income Trust - Class 3
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – American High-Income Trust
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Insurance Series - American High-Income Trust (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-3 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-3
Expenses [Text Block]	What were the fund costs for the last year? ( based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 3	$ 53	0.51%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 3 shares gained 8.26% for the year ended December 31, 2025. That result compares with a 8.62% gain for the Bloomberg U.S. Corp High Yield 2% Issuer Capped Index.
What factors influenced results
During the fund’s fiscal year, the U.S. bond market posted strong returns. Corporate bond yields declined during the period but remained near their highest level in more than 15 years. The U.S. Federal Reserve cut its policy rate three times in response to labor market weakness and economic uncertainty, pushing short-term yields lower. Meanwhile, long-term yields remained elevated amid heavy issuance and a steepening yield curve.
Within the fund, holdings in technology, electric utilities and communications were particularly additive to results relative to the benchmark. Similarly, consumer cyclicals and real estate investment trusts (REITs) contributed positively to relative returns.
Conversely, the energy, consumer non-cyclicals and basic industry sectors had a negative impact on returns relative to the index. Additionally, the fund’s exposure to cash and derivatives detracted from overall results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total
returns
	1 year	5 years	10 years
American High-Income Trust — Class 3 *	8.26%	5.68%	7.03%
Bloomberg U.S. Aggregate Index †	7.30%	(0.36) %	2.01%
Bloomberg U.S. Corp High Yield 2% Issuer Capped Index †	8.62%	4.50%	6.52%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,039,000,000
Holdings Count | Holding	883
Advisory Fees Paid, Amount	$ 3,000,000
Investment Company, Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,039
Total number of portfolio holdings	883
Total advisory fees paid (in millions)	$ 3
Portfolio turnover rate	39%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American High-Income Trust - Class -4
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – American High-Income Trust
Class Name	Class 4
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Insurance Series - American High-Income Trust (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-4 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-4
Expenses [Text Block]	What were the fund costs for the last year? (based on a hyp othetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$ 86	0.83%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 4 shares gained 7.93% for the year ended December 31, 2025. That result compares with a 8.62% gain for the Bloomberg U.S. Corp High Yield 2% Issuer Capped Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-4
.
What factors influenced results
During the fund’s fiscal year, the U.S. bond market posted strong returns. Corporate bond yields declined during the period but remained near their highest level in more than 15 years. The U.S. Federal Reserve cut its policy rate three times in response to labor market weakness and economic uncertainty, pushing short-term yields lower. Meanwhile, long-term yields remained elevated amid heavy issuance and a steepening yield curve.
Within the fund, holdings in technology, electric utilities and communications were particularly additive to results relative to the benchmark. Similarly, consumer cyclicals and real estate investment trusts (REITs) contributed positively to relative returns.
Conversely, the energy, consumer non-cyclicals and basic industry sectors had a negative impact on returns relative to the index. Additionally, the fund’s exposure to cash and derivatives detracted from overall results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American High-Income Trust — Class 4 *	7.93%	5.33%	6.68%
Bloomberg U.S. Aggregate Index †	7.30%	(0.36) %	2.01%
Bloomberg U.S. Corp High Yield 2% Issuer Capped Index †	8.62%	4.50%	6.52%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,039,000,000
Holdings Count | Holding	883
Advisory Fees Paid, Amount	$ 3,000,000
Investment Company, Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,039
Total number of portfolio holdings	883
Total advisory fees paid (in millions)	$ 3
Portfolio turnover rate	39%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Funds Mortgage Fund - Class 1
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – American Funds Mortgage Fund
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Insurance Series -

American Funds Mortgage Fund (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1 . You can also request this information by contacting us at (800) 421-4225 .
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$ 33	0.32%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.32%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 1 shares gained 8.92% for the year ended December 31, 2025. That result compares with a 8.58% gain for the Bloomberg U.S. Mortgage Backed Securities Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-1
.
What factors influenced results
During the fund’s fiscal year, the U.S. bond market posted strong returns. Corporate bond yields declined during the period but remained near their highest level in over 15 years. The U.S. Federal Reserve cut its policy rate three times in response to labor market weakness and economic uncertainty, pulling short-term yields lower. Meanwhile, long-term yields remained elevated amid heavy issuance and a steepening yield curve.
The fund’s duration positioning was additive to results, relative to the benchmark. Security selection within agency MBS further helped the portfolio’s relative returns.
Conversely, curve positioning as well as allocations to Treasuries and securitized credit weighed on results, relative to the benchmark.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Mortgage Fund — Class 1 *	8.92%	0.57%	1.94%
Bloomberg U.S. Aggregate Index †	7.30%	(0.36) %	2.01%
Bloomberg U.S. Mortgage Backed Securities Index †	8.58%	0.15%	1.59%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jan. 01, 2025
Net Assets	$ 125,567,000
Holdings Count | Holding	495
Advisory Fees Paid, Amount	$ 262,000
Investment Company, Portfolio Turnover	421.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in thousands)	$ 125,567
Total number of portfolio holdings	495
Total advisory fees paid (in thousands)	$ 262
Portfolio turnover rate including mortgage dollar roll transactions	421%
Portfolio turnover rate excluding mortgage dollar roll transactions	65%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since January 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by March 1, 2026 at
capitalgroup.com/AFIS-literature-1
or upon request at
(800) 421-4225
.
During the reporting period, the fund enhanced its disclosure regarding its use of future delivery contracts. When the fund purchases certain types of future delivery contracts, these investments can increase the fund’s market exposure because the value of securities the fund contracts to purchase is reflected each day in determining the fund’s net asset value and the fund is not required to pay for or obtain, respectively, the securities until settlement date. This could result in the fund being subject to leverage risk, as the value of the fund’s investments may exceed its net assets.

Material Fund Change Risks Change [Text Block]	During the reporting period, the fund enhanced its disclosure regarding its use of future delivery contracts. When the fund purchases certain types of future delivery contracts, these investments can increase the fund’s market exposure because the value of securities the fund contracts to purchase is reflected each day in determining the fund’s net asset value and the fund is not required to pay for or obtain, respectively, the securities until settlement date. This could result in the fund being subject to leverage risk, as the value of the fund’s investments may exceed its net assets.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since January 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by March 1, 2026 at
capitalgroup.com/AFIS-literature-1
or upon request at
(800) 421-4225
.
Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/AFIS-literature-1
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Funds Mortgage Fund - Class 1A
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – American Funds Mortgage Fund
Class Name	Class 1A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Insurance Series -

American Funds Mortgage Fund (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1A . You can also request this information by contacting us at (800) 421-4225 .
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1A
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1A	$ 59	0.57%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 1A shares gained 8.57% for the year ended December 31, 2025. That result compares with a 8.58% gain for the Bloomberg U.S. Mortgage Backed Securities Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-1A
.
What factors influenced results
During the fund’s fiscal year, the U.S. bond market posted strong returns. Corporate bond yields declined during the period but remained near their highest level in over 15 years. The U.S. Federal Reserve cut its policy rate three times in response to labor market weakness and economic uncertainty, pulling short-term yields lower. Meanwhile, long-term yields remained elevated amid heavy issuance and a steepening yield curve.
The fund’s duration positioning was additive to results, relative to the benchmark. Security selection within agency MBS further helped the portfolio’s relative returns.
Conversely, curve positioning as well as allocations to Treasuries and securitized credit weighed on results, relative to the benchmark.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Mortgage Fund — Class 1A 2	8.57%	0.31%	1.64%
Bloomberg U.S. Aggregate Index 3	7.30%	(0.36) %	1.92%
Bloomberg U.S. Mortgage Backed Securities Index 3	8.58%	0.15%	1.58%
1
Class 1A shares were first offered on January 6, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Jan. 06, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jan. 01, 2025
Net Assets	$ 125,567,000
Holdings Count | Holding	495
Advisory Fees Paid, Amount	$ 262,000
Investment Company, Portfolio Turnover	421.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in thousands)	$ 125,567
Total number of portfolio holdings	495
Total advisory fees paid (in thousands)	$ 262
Portfolio turnover rate including mortgage dollar roll transactions	421%
Portfolio turnover rate excluding mortgage dollar roll transactions	65%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since January 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by March 1, 2026 at
capitalgroup.com/AFIS-literature-1A
or upon request at
(800) 421-4225
.
During the reporting period, the fund enhanced its disclosure regarding its use of future delivery contracts. When the fund purchases certain types of future delivery contracts, these investments can increase the fund’s market exposure because the value of securities the fund contracts to purchase is reflected each day in determining the fund’s net asset value and the fund is not required to pay for or obtain, respectively, the securities until settlement date. This could result in the fund being subject to leverage risk, as the value of the fund’s investments may exceed its net assets.

Material Fund Change Risks Change [Text Block]	During the reporting period, the fund enhanced its disclosure regarding its use of future delivery contracts. When the fund purchases certain types of future delivery contracts, these investments can increase the fund’s market exposure because the value of securities the fund contracts to purchase is reflected each day in determining the fund’s net asset value and the fund is not required to pay for or obtain, respectively, the securities until settlement date. This could result in the fund being subject to leverage risk, as the value of the fund’s investments may exceed its net assets.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since January 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by March 1, 2026 at
capitalgroup.com/AFIS-literature-1A
or upon request at
(800) 421-4225
.
Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/AFIS-literature-1A
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Funds Mortgage Fund - Class 2
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – American Funds Mortgage Fund
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Insurance Series -

American Funds Mortgage Fund (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-2 . You can also request this information by contacting us at (800) 421-4225 .
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$ 58	0.56%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 2 shares gained 8.63% for the year ended December 31, 2025. That result compares with a 8.58% gain for the Bloomberg U.S. Mortgage Backed Securities Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-2
.
What factors influenced results
During the fund’s fiscal year, the U.S. bond market posted strong returns. Corporate bond yields declined during the period but remained near their highest level in over 15 years. The U.S. Federal Reserve cut its policy rate three times in response to labor market weakness and economic uncertainty, pulling short-term yields lower. Meanwhile, long-term yields remained elevated amid heavy issuance and a steepening yield curve.
The fund’s duration positioning was additive to results, relative to the benchmark. Security selection within agency MBS further helped the portfolio’s relative returns.
Conversely, curve positioning as well as allocations to Treasuries and securitized credit weighed on results, relative to the benchmark.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Mortgage Fund — Class 2 *	8.63%	0.31%	1.68%
Bloomberg U.S. Aggregate Index †	7.30%	(0.36) %	2.01%
Bloomberg U.S. Mortgage Backed Securities Index †	8.58%	0.15%	1.59%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jan. 01, 2025
Net Assets	$ 125,567,000
Holdings Count | Holding	495
Advisory Fees Paid, Amount	$ 262,000
Investment Company, Portfolio Turnover	421.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in thousands)	$ 125,567
Total number of portfolio holdings	495
Total advisory fees paid (in thousands)	$ 262
Portfolio turnover rate including mortgage dollar roll transactions	421%
Portfolio turnover rate excluding mortgage dollar roll transactions	65%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since January 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by March 1, 2026 at
capitalgroup.com/AFIS-literature-2
or upon request at
(800) 421-4225
.
During the reporting period, the fund enhanced its disclosure regarding its use of future delivery contracts. When the fund purchases certain types of future delivery contracts, these investments can increase the fund’s market exposure because the value of securities the fund contracts to purchase is reflected each day in determining the fund’s net asset value and the fund is not required to pay for or obtain, respectively, the securities until settlement date. This could result in the fund being subject to leverage risk, as the value of the fund’s investments may exceed its net assets.

Material Fund Change Risks Change [Text Block]	During the reporting period, the fund enhanced its disclosure regarding its use of future delivery contracts. When the fund purchases certain types of future delivery contracts, these investments can increase the fund’s market exposure because the value of securities the fund contracts to purchase is reflected each day in determining the fund’s net asset value and the fund is not required to pay for or obtain, respectively, the securities until settlement date. This could result in the fund being subject to leverage risk, as the value of the fund’s investments may exceed its net assets.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since January 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by March 1, 2026 at
capitalgroup.com/AFIS-literature-2
or upon request at
(800) 421-4225
.
Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/AFIS-literature-2
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American Funds Mortgage Fund - Class 4
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – American Funds Mortgage Fund
Class Name	Class 4
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Insurance Series -

American Funds Mortgage Fund (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-4 . You can also request this information by contacting us at (800) 421-4225 .
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-4
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$ 85	0.82%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 4 shares gained 8.32% for the year ended December 31, 2025. That result compares with a 8.58% gain for the Bloomberg U.S. Mortgage Backed Securities Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-4
.
What factors influenced results
During the fund’s fiscal year, the U.S. bond market posted strong returns. Corporate bond yields declined during the period but remained near their highest level in over 15 years. The U.S. Federal Reserve cut its policy rate three times in response to labor market weakness and economic uncertainty, pulling short-term yields lower. Meanwhile, long-term yields remained elevated amid heavy issuance and a steepening yield curve.
The fund’s duration positioning was additive to results, relative to the benchmark. Security selection within agency MBS further helped the portfolio’s relative returns.
Conversely, curve positioning as well as allocations to Treasuries and securitized credit weighed on results, relative to the benchmark.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Mortgage Fund — Class 4 *	8.32%	0.06%	1.43%
Bloomberg U.S. Aggregate Index †	7.30%	(0.36) %	2.01%
Bloomberg U.S. Mortgage Backed Securities Index †	8.58%	0.15%	1.59%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jan. 01, 2025
Net Assets	$ 125,567,000
Holdings Count | Holding	495
Advisory Fees Paid, Amount	$ 262,000
Investment Company, Portfolio Turnover	421.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in thousands)	$ 125,567
Total number of portfolio holdings	495
Total advisory fees paid (in thousands)	$ 262
Portfolio turnover rate including mortgage dollar roll transactions	421%
Portfolio turnover rate excluding mortgage dollar roll transactions	65%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since January 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by March 1, 2026 at
capitalgroup.com/AFIS-literature-4
or upon request at
(800) 421-4225
.
During the reporting period, the fund enhanced its disclosure regarding its use of future delivery contracts. When the fund purchases certain types of future delivery contracts, these investments can increase the fund’s market exposure because the value of securities the fund contracts to purchase is reflected each day in determining the fund’s net asset value and the fund is not required to pay for or obtain, respectively, the securities until settlement date. This could result in the fund being subject to leverage risk, as the value of the fund’s investments may exceed its net assets.

Material Fund Change Risks Change [Text Block]	During the reporting period, the fund enhanced its disclosure regarding its use of future delivery contracts. When the fund purchases certain types of future delivery contracts, these investments can increase the fund’s market exposure because the value of securities the fund contracts to purchase is reflected each day in determining the fund’s net asset value and the fund is not required to pay for or obtain, respectively, the securities until settlement date. This could result in the fund being subject to leverage risk, as the value of the fund’s investments may exceed its net assets.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since January 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by March 1, 2026 at
capitalgroup.com/AFIS-literature-4
or upon request at
(800) 421-4225
.
Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/AFIS-literature-4
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Ultra-Short Bond Fund - Class 1
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® –Ultra-Short Bond Fund
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Insurance Series - Ultra-Short Bond Fund (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$ 32	0.31%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.31%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 1 shares gained 4.15% for the year ended December 31, 2025. That result compares with a 4.46% gain for the Bloomberg Short-Term Government/Corporate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-1
.
What factors influenced results
During the fund's fiscal year, the U.S. Federal Reserve lowered its policy rate three times to support growth amid weakening labor market conditions. Short-term yields continued to decline, reflecting shifting expectations around the Fed's rate-cut trajectory. Notably, the yield on the U.S. 3-month Treasury bill dropped to its lowest point in more than three years.
The fund invests primarily in very short-term fixed income instruments and adheres to higher credit quality standards in its investments. These are reflected in the fund's investments in commercial paper and other short-duration instruments.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Ultra-Short Bond Fund — Class 1 *	4.15%	3.02%	1.96%
Bloomberg U.S. Aggregate Index †	7.30%	(0.36) %	2.01%
Bloomberg Short-Term Government/Corporate Index †	4.46%	3.12%	2.34%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 307,577,000
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 846,000
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$ 307,577
Total number of portfolio holdings	41
Total advisory fees paid (in thousands)	$ 846
Portfolio turnover rate	None

Holdings [Text Block]
Portfolio holdings by asse
t typ
e
 (percent of net assets)
Short-term securities:
Commercial paper	62.55%
Federal agency bills & notes	19.81%
Bonds & notes of governments & government agencies outside the U.S.	13.50%
U.S. Treasury bills	4.44%
Other assets less liabilities	(0.30) %
Total	100.00%

Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Ultra-Short Bond Fund - Class 1A
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® –Ultra-Short Bond Fund
Class Name	Class 1A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Insurance Series - Ultra-Short Bond Fund (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1A . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1A
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1A	$ 54	0.53%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.53%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 1A shares gained 3.92% for the year ended December 31, 2025. That result compares with a 4.46% gain for the Bloomberg Short-Term Government/Corporate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-1A
.
What factors influenced results
During the fund's fiscal year, the U.S. Federal Reserve lowered its policy rate three times to support growth amid weakening labor market conditions. Short-term yields continued to decline, reflecting shifting expectations around the Fed's rate-cut trajectory. Notably, the yield on the U.S. 3-month Treasury bill dropped to its lowest point in more than three years.
The fund invests primarily in very short-term fixed income instruments and adheres to higher credit quality standards in its investments. These are reflected in the fund's investments in commercial paper and other short-duration instruments.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
Ultra-Short Bond Fund — Class 1A 2	3.92%	2.90%	2.11%
Bloomberg U.S. Aggregate Index 3	7.30%	(0.36) %	1.92%
Bloomberg Short-Term Government/Corporate Index 3	4.46%	3.12%	2.51%
1
Class 1A shares were first offered on January 6, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Jan. 06, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 307,577,000
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 846,000
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$ 307,577
Total number of portfolio holdings	41
Total advisory fees paid (in thousands)	$ 846
Portfolio turnover rate	None

Holdings [Text Block]
Portfolio holdings by asset type
 (percent of net assets)
Short-term securities:
Commercial paper	62.55%
Federal agency bills & notes	19.81%
Bonds & notes of governments & government agencies outside the U.S.	13.50%
U.S. Treasury bills	4.44%
Other assets less liabilities	(0.30) %
Total	100.00%

Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Ultra-Short Bond Fund - Class 2
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® –Ultra-Short Bond Fund
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Insurance Series - Ultra-Short Bond Fund (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$ 57	0.56%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 2 shares gained 3.83% for the year ended December 31, 2025. That result compares with a 4.46% gain for the Bloomberg Short-Term Government/Corporate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-2
.
What factors influenced results
During the fund's fiscal year, the U.S. Federal Reserve lowered its policy rate three times to support growth amid weakening labor market conditions. Short-term yields continued to decline, reflecting shifting expectations around the Fed's rate-cut trajectory. Notably, the yield on the U.S. 3-month Treasury bill dropped to its lowest point in more than three years.
The fund invests primarily in very short-term fixed income instruments and adheres to higher credit quality standards in its investments. These are reflected in the fund's investments in commercial paper and other short-duration instruments.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Ultra-Short Bond Fund — Class 2 *	3.83%	2.78%	1.71%
Bloomberg U.S. Aggregate Index †	7.30%	(0.36) %	2.01%
Bloomberg Short-Term Government/Corporate Index †	4.46%	3.12%	2.34%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 307,577,000
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 846,000
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$ 307,577
Total number of portfolio holdings	41
Total advisory fees paid (in thousands)	$ 846
Portfolio turnover rate	None

Holdings [Text Block]
Portfolio holdings by asset type
 (percent of net assets)
Short-term securities:
Commercial paper	62.55%
Federal agency bills & notes	19.81%
Bonds & notes of governments & government agencies outside the U.S.	13.50%
U.S. Treasury bills	4.44%
Other assets less liabilities	(0.30) %
Total	100.00%

Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit
. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Ultra-Short Bond Fund - Class 3
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® –Ultra-Short Bond Fund
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Insurance Series - Ultra-Short Bond Fund (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-3 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-3
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 3	$ 50	0.49%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 3 shares gained 3.86% for the year ended December 31, 2025. That result compares with a 4.46% gain for the Bloomberg Short-Term Government/Corporate Index.
What factors influenced results
During the fund's fiscal year, the U.S. Federal Reserve lowered its policy rate three times to support growth amid weakening labor market conditions. Short-term yields continued to decline, reflecting shifting expectations around the Fed's rate-cut trajectory. Notably, the yield on the U.S. 3-month Treasury bill dropped to its lowest point in more than three years.
The fund invests primarily in very short-term fixed income instruments and adheres to higher credit quality standards in its investments. These are reflected in the fund's investments in commercial paper and other short-duration instruments.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Ultra-Short Bond Fund — Class 3 *	3.86%	2.83%	1.78%
Bloomberg U.S. Aggregate Index †	7.30%	(0.36) %	2.01%
Bloomberg Short-Term Government/Corporate Index †	4.46%	3.12%	2.34%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 307,577,000
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 846,000
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$ 307,577
Total number of portfolio holdings	41
Total advisory fees paid (in thousands)	$ 846
Portfolio turnover rate	None

Holdings [Text Block]
Portfolio holdings by asset type
 (percent of net assets)
Short-term securities:
Commercial paper	62.55%
Federal agency bills & notes	19.81%
Bonds & notes of governments & government agencies outside the U.S.	13.50%
U.S. Treasury bills	4.44%
Other assets less liabilities	(0.30) %
Total	100.00%

Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operat ions. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through Fe bruary 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Ultra-Short Bond Fund - Class 4
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® –Ultra-Short Bond Fund
Class Name	Class 4
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Insurance Series - Ultra-Short Bond Fund (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-4 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-4
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$ 82	0.81%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 4 shares gained 3.59% for the year ended December 31, 2025. That result compares with a 4.46% gain for the Bloomberg Short-Term Government/Corporate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-4
.
What factors influenced results
During the fund's fiscal year, the U.S. Federal Reserve lowered its policy rate three times to support growth amid weakening labor market conditions. Short-term yields continued to decline, reflecting shifting expectations around the Fed's rate-cut trajectory. Notably, the yield on the U.S. 3-month Treasury bill dropped to its lowest point in more than three years.
The fund invests primarily in very short-term fixed income instruments and adheres to higher credit quality standards in its investments. These are reflected in the fund's investments in commercial paper and other short-duration instruments.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Ultra-Short Bond Fund — Class 4 *	3.59%	2.53%	1.46%
Bloomberg U.S. Aggregate Index †	7.30%	(0.36) %	2.01%
Bloomberg Short-Term Government/Corporate Index †	4.46%	3.12%	2.34%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 307,577,000
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 846,000
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$ 307,577
Total number of portfolio holdings	41
Total advisory fees paid (in thousands)	$ 846
Portfolio turnover rate	None

Holdings [Text Block]
Portfolio holdings by asset type
 (percent of net as
set
s)
Short-term securities:
Commercial paper	62.55%
Federal agency bills & notes	19.81%
Bonds & notes of governments & government agencies outside the U.S.	13.50%
U.S. Treasury bills	4.44%
Other assets less liabilities	(0.30) %
Total	100.00%

Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

U.S. Government Securities Fund - Class 1
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® –U.S. Government Securities Fund
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Insurance Series -

U.S. Government Securities Fund (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$ 27	0.26%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.26%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 1 shares gained 8.01% for the year ended December 31, 2025. That result compares with a 7.09% gain for the Bloomberg U.S. Government/Mortgage-Backed Securities Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-1
.
What factors influenced results
Over the past year, the U.S. bond market delivered solid results as easing inflation pressures and shifting expectations for monetary policy shaped the investment landscape. Short term yields moved lower following policy adjustments by the U.S. Federal Reserve (Fed), while longer term yields remained comparatively elevated amid ongoing issuance and a steeper curve. Against this backdrop, most high quality fixed income sectors generated positive returns supported by resilient economic conditions and improved investor sentiment.
Within the portfolio, duration positioning was additive as yields generally declined, driven by expectations of moderating economic conditions and a more dovish Fed. Sector positioning benefited from a larger-than-benchmark exposure to agency mortgage-backed securities (MBS) and an off-benchmark allocation to Treasury Inflation-Protected Securities (TIPS), both of which outpaced Treasuries. Security selection within MBS added value due to the fund's emphasis on higher coupon mortgages.
Conversely, yield curve positioning, including instrument selection in expressing curve views, detracted as the curve steepened but not enough to offset the income drag associated with the position. The fund's cash balance also modestly weighed on results, given the strong returns across most fixed income sectors during the year.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
U.S. Government Securities Fund — Class 1 *	8.01%	0.01%	1.95%
Bloomberg U.S. Aggregate Index †	7.30%	(0.36) %	2.01%
Bloomberg U.S. Government/Mortgage-Backed Securities Index †	7.09%	(0.53) %	1.46%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Inv esto
rs cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,877,000,000
Holdings Count | Holding	753
Advisory Fees Paid, Amount	$ 4,000,000
Investment Company, Portfolio Turnover	253.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 1,877
Total number of portfolio holdings	753
Total advisory fees paid (in millions)	$ 4
Portfolio turnover rate including mortgage dollar roll transactions	253%
Portfolio turnover rate excluding mortgage dollar roll transactions	44%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through
February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

U.S. Government Securities Fund - Class 1A
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® –U.S. Government Securities Fund
Class Name	Class 1A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Insurance Series -

U.S. Government Securities Fund (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1A . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1A
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1A	$ 53	0.51%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 1A shares gained 7.80% for the year ended December 31, 2025. That result compares with a 7.09% gain for the Bloomberg U.S. Government/Mortgage-Backed Securities Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-1A
.
What factors influenced results
Over the past year, the U.S. bond market delivered solid results as easing inflation pressures and shifting expectations for monetary policy shaped the investment landscape. Short term yields moved lower following policy adjustments by the U.S. Federal Reserve (Fed), while longer term yields remained comparatively elevated amid ongoing issuance and a steeper curve. Against this backdrop, most high quality fixed income sectors generated positive returns supported by resilient economic conditions and improved investor sentiment.
Within the portfolio, duration positioning was additive as yields generally declined, driven by expectations of moderating economic conditions and a more dovish Fed. Sector positioning benefited from a larger-than-benchmark exposure to agency mortgage-backed securities (MBS) and an off-benchmark allocation to Treasury Inflation-Protected Securities (TIPS), both of which outpaced Treasuries. Security selection within MBS added value due to the fund's emphasis on higher coupon mortgages.
Conversely, yield curve positioning, including instrument selection in expressing curve views, detracted as the curve steepened but not enough to offset the income drag associated with the position. The fund's cash balance also modestly weighed on results, given the strong returns across most fixed income sectors during the year.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
U.S. Government Securities Fund — Class 1A 2	7.80%	(0.24) %	1.77%
Bloomberg U.S. Aggregate Index 3	7.30%	(0.36) %	1.92%
Bloomberg U.S. Government/Mortgage-Backed Securities Index 3	7.09%	(0.53) %	1.47%
1
Class 1A shares were first offered on January 6, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unm anaged
, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Jan. 06, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,877,000,000
Holdings Count | Holding	753
Advisory Fees Paid, Amount	$ 4,000,000
Investment Company, Portfolio Turnover	253.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 1,877
Total number of portfolio holdings	753
Total advisory fees paid (in millions)	$ 4
Portfolio turnover rate including mortgage dollar roll transactions	253%
Portfolio turnover rate excluding mortgage dollar roll transactions	44%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

U.S. Government Securities Fund - Class 2
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® –U.S. Government Securities Fund
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Insurance Series -

U.S. Government Securities Fund (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$ 53	0.51%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 2 shares gained 7.75% for the year ended December 31, 2025. That result compares with a 7.09% gain for the Bloomberg U.S. Government/Mortgage-Backed Securities Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-2
.
What factors influenced results
Over the past year, the U.S. bond market delivered solid results as easing inflation pressures and shifting expectations for monetary policy shaped the investment landscape. Short term yields moved lower following policy adjustments by the U.S. Federal Reserve (Fed), while longer term yields remained comparatively elevated amid ongoing issuance and a steeper curve. Against this backdrop, most high quality fixed income sectors generated positive returns supported by resilient economic conditions and improved investor sentiment.
Within the portfolio, duration positioning was additive as yields generally declined, driven by expectations of moderating economic conditions and a more dovish Fed. Sector positioning benefited from a larger-than-benchmark exposure to agency mortgage-backed securities (MBS) and an off-benchmark allocation to Treasury Inflation-Protected Securities (TIPS), both of which outpaced Treasuries. Security selection within MBS added value due to the fund's emphasis on higher coupon mortgages.
Conversely, yield curve positioning, including instrument selection in expressing curve views, detracted as the curve steepened but not enough to offset the income drag associated with the position. The fund's cash balance also modestly weighed on results, given the strong returns across most fixed income sectors during the year.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
U.S. Government Securities Fund — Class 2 *	7.75%	(0.23) %	1.70%
Bloomberg U.S. Aggregate Index †	7.30%	(0.36) %	2.01%
Bloomberg U.S. Government/Mortgage-Backed Securities Index †	7.09%	(0.53) %	1.46%
*
Investment results assume all distributions are reinvested and reflect applicable fees an
d expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,877,000,000
Holdings Count | Holding	753
Advisory Fees Paid, Amount	$ 4,000,000
Investment Company, Portfolio Turnover	253.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 1,877
Total number of portfolio holdings	753
Total advisory fees paid (in millions)	$ 4
Portfolio turnover rate including mortgage dollar roll transactions	253%
Portfolio turnover rate excluding mortgage dollar roll transactions	44%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

U.S. Government Securities Fund - Class 3
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® –U.S. Government Securities Fund
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Insurance Series -

U.S. Government Securities Fund (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-3 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-3
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 3	$ 46	0.44%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 3 shares gained 7.78% for the year ended December 31, 2025. That result compares with a 7.09% gain for the Bloomberg U.S. Government/Mortgage-Backed Securities Index.
What factors influenced results
Over the past year, the U.S. bond market delivered solid results as easing inflation pressures and shifting expectations for monetary policy shaped the investment landscape. Short term yields moved lower following policy adjustments by the U.S. Federal Reserve (Fed), while longer term yields remained comparatively elevated amid ongoing issuance and a steeper curve. Against this backdrop, most high quality fixed income sectors generated positive returns supported by resilient economic conditions and improved investor sentiment.
Within the portfolio, duration positioning was additive as yields generally declined, driven by expectations of moderating economic conditions and a more dovish Fed. Sector positioning benefited from a larger-than-benchmark exposure to agency mortgage-backed securities (MBS) and an off-benchmark allocation to Treasury Inflation-Protected Securities (TIPS), both of which outpaced Treasuries. Security selection within MBS added value due to the fund's emphasis on higher coupon mortgages.
Conversely, yield curve positioning, including instrument selection in expressing curve views, detracted as the curve steepened but not enough to offset the income drag associated with the position. The fund's cash balance also modestly weighed on results, given the strong returns across most fixed income sectors during the year.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
U.S. Government Securities Fund — Class 3 *	7.78%	(0.19) %	1.77%
Bloomberg U.S. Aggregate Index †	7.30%	(0.36) %	2.01%
Bloomberg U.S. Government/Mortgage-Backed Securities Index †	7.09%	(0.53) %	1.46%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,877,000,000
Holdings Count | Holding	753
Advisory Fees Paid, Amount	$ 4,000,000
Investment Company, Portfolio Turnover	253.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 1,877
Total number of portfolio holdings	753
Total advisory fees paid (in millions)	$ 4
Portfolio turnover rate including mortgage dollar roll transactions	253%
Portfolio turnover rate excluding mortgage dollar roll transactions	44%

Holdings [Text Block]	Portfolio holdings by asset type ( percent of net assets) *Includes derivatives.
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

U.S. Government Securities Fund - Class 4
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® –U.S. Government Securities Fund
Class Name	Class 4
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Insurance Series -

U.S. Government Securities Fund (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-4 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-4
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $1 0,000 in vestment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$ 79	0.76%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 4 shares gained 7.54% for the year ended December 31, 2025. That result compares with a 7.09% gain for the Bloomberg U.S. Government/Mortgage-Backed Securities Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-4
.
What factors influenced results
Over the past year, the U.S. bond market delivered solid results as easing inflation pressures and shifting expectations for monetary policy shaped the investment landscape. Short term yields moved lower following policy adjustments by the U.S. Federal Reserve (Fed), while longer term yields remained comparatively elevated amid ongoing issuance and a steeper curve. Against this backdrop, most high quality fixed income sectors generated positive returns supported by resilient economic conditions and improved investor sentiment.
Within the portfolio, duration positioning was additive as yields generally declined, driven by expectations of moderating economic conditions and a more dovish Fed. Sector positioning benefited from a larger-than-benchmark exposure to agency mortgage-backed securities (MBS) and an off-benchmark allocation to Treasury Inflation-Protected Securities (TIPS), both of which outpaced Treasuries. Security selection within MBS added value due to the fund's emphasis on higher coupon mortgages.
Conversely, yield curve positioning, including instrument selection in expressing curve views, detracted as the curve steepened but not enough to offset the income drag associated with the position. The fund's cash balance also modestly weighed on results, given the strong returns across most fixed income sectors during the year.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
U.S. Government Securities Fund — Class 4 *	7.54%	(0.49) %	1.45%
Bloomberg U.S. Aggregate Index †	7.30%	(0.36) %	2.01%
Bloomberg U.S. Government/Mortgage-Backed Securities Index †	7.09%	(0.53) %	1.46%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,877,000,000
Holdings Count | Holding	753
Advisory Fees Paid, Amount	$ 4,000,000
Investment Company, Portfolio Turnover	253.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 1,877
Total number of portfolio holdings	753
Total advisory fees paid (in millions)	$ 4
Portfolio turnover rate including mortgage dollar roll transactions	253%
Portfolio turnover rate excluding mortgage dollar roll transactions	44%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Managed Risk Growth Fund - Class P1
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – Managed Risk Growth Fund
Class Name	Class P1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Insurance Series - Managed Risk Growth Fund (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-P1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-P1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P1	$ 38	0.36%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class P1 shares gained 13.63% for the year ended December 31, 2025. That result compares with a 7.55% gain for the S&P 500 Managed Risk Index - Moderate Aggressive. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-P1
.
What factors influenced results
U.S. equities delivered solid returns in 2025, supported by strong gains from growth sectors. The S&P 500 Index reached record highs as solid corporate earnings from large-cap technology companies outweighed concerns about the economic impact of tariffs. Consumer spending remained resilient, fueling economic growth. However, persistent labor market softness led the U.S. Federal Reserve to implement three 25-basis-point rate cuts during the year.
The fund’s overall returns were fueled by U.S.-based equities, which provided strong gains for the period. International equities outpaced U.S. stocks but remained a relatively small portion of the portfolio. Overall, the information technology and communication services sectors were the largest contributors to absolute equity returns. The fund’s managed risk strategy, employed to stabilize volatility and reduce downside exposure, did not materially impact the fund’s performance over the reporting period.
The fund’s bond holdings, while offering income and stability, saw smaller positive returns. Securitized debt and corporate bonds accounted for more than half of the fixed income allocation and contributed to absolute returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Managed Risk Growth Fund — Class P1 *	13.63%	8.22%	12.03%
S&P 500 Index †	17.88%	14.42%	14.82%
S&P 500 Managed Risk Index - Moderate Aggressive †	7.55%	9.57%	9.68%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 505,579,000
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 511,000
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$ 505,579
Total number of portfolio holdings	21
Total advisory fees paid (in thousands)	$ 511
Portfolio turnover rate	32%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Includes derivatives.
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Managed Risk Growth Fund - Class P2
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – Managed Risk Growth Fund
Class Name	Class P2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Insurance Series - Managed Risk Growth Fund (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-P2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-P2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P2	$ 66	0.62%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class P2 shares gained 13.41% for the year ended December 31, 2025. That result compares with a 7.55% gain for the S&P 500 Managed Risk Index - Moderate Aggressive. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-P2
.
What factors influenced results
U.S. equities delivered solid returns in 2025, supported by strong gains from growth sectors. The S&P 500 Index reached record highs as solid corporate earnings from large-cap technology companies outweighed concerns about the economic impact of tariffs. Consumer spending remained resilient, fueling economic growth. However, persistent labor market softness led the U.S. Federal Reserve to implement three 25-basis-point rate cuts during the year.
The fund’s overall returns were fueled by U.S.-based equities, which provided strong gains for the period. International equities outpaced U.S. stocks but remained a relatively small portion of the portfolio. Overall, the information technology and communication services sectors were the largest contributors to absolute equity returns. The fund’s managed risk strategy, employed to stabilize volatility and reduce downside exposure, did not materially impact the fund’s performance over the reporting period.
The fund’s bond holdings, while offering income and stability, saw smaller positive returns. Securitized debt and corporate bonds accounted for more than half of the fixed income allocation and contributed to absolute returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Managed Risk Growth Fund — Class P2 *	13.41%	7.96%	11.74%
S&P 500 Index †	17.88%	14.42%	14.82%
S&P 500 Managed Risk Index - Moderate Aggressive †	7.55%	9.57%	9.68%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 505,579,000
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 511,000
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$ 505,579
Total number of portfolio holdings	21
Total advisory fees paid (in thousands)	$ 511
Portfolio turnover rate	32%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Includes derivatives.
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Managed Risk International Fund - Class P1
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – Managed Risk International Fund
Class Name	Class P1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Insurance Series -

Managed Risk International Fund (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-P1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-P1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P1	$ 39	0.36%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class P1 shares gained 15.33% for the year ended December 31, 2025. That result compares with a 15.41% gain for the S&P EPAC Ex. Korea LargeMidCap Managed Risk Index - Moderate Aggressive. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-P1
.
What factors influenced results
Global equity markets delivered strong gains in 2025, overcoming trade tensions and geopolitical volatility. European equities advanced on easing inflation and improving confidence, with Germany driving growth through major infrastructure and defense investments. Stocks in the U.K. and Japan benefited from accommodative monetary policies and fiscal stimulus measures. Emerging markets drove the rally, with strong returns from South Korea, Taiwan and China, while India remained relatively flat despite solid macroeconomic fundamentals.
Overseas equities contributed greatly to the fund’s return for the period, with the financials and information technology sectors being particularly additive. The fund’s bond holdings, while offering income and stability, saw smaller gains. Treasuries and securitized debt accounted for more than half of the fund’s fixed income allocation and contributed significantly to absolute returns. The fund’s managed risk strategy, employed to stabilize volatility and reduce downside exposure, did not materially impact the fund’s results over the reporting period.
In terms of detractors, non-U.S. health care equities had a negative impact on overall results, along with domestic investments in materials. Forward contracts were the sole fixed income detractor.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Managed Risk International Fund — Class P1 *	15.33%	(0.04) %	3.23%
MSCI ACWI (All Country World Index) ex USA †	32.39%	7.91%	8.41%
S&P EPAC Ex. Korea LargeMidCap Managed Risk Index - Moderate Aggressive †	15.41%	4.93%	4.73%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI and S&P Dow Jones Indices LLC.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 113,404,000
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 114,000
Investment Company, Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$ 113,404
Total number of portfolio holdings	12
Total advisory fees paid (in thousands)	$ 114
Portfolio turnover rate	17%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Includes derivatives.
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Managed Risk International Fund - Class P2
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – Managed Risk International Fund
Class Name	Class P2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Insurance Series -

Managed Risk International Fund (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-P2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-P2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P2	$ 68	0.63%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class P2 shares gained 15.09% for the year ended December 31, 2025. That result compares with a 15.41% gain for the S&P EPAC Ex. Korea LargeMidCap Managed Risk Index - Moderate Aggressive. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-P2
.
What factors influenced results
Global equity markets delivered strong gains in 2025, overcoming trade tensions and geopolitical volatility. European equities advanced on easing inflation and improving confidence, with Germany driving growth through major infrastructure and defense investments. Stocks in the U.K. and Japan benefited from accommodative monetary policies and fiscal stimulus measures. Emerging markets drove the rally, with strong returns from South Korea, Taiwan and China, while India remained relatively flat despite solid macroeconomic fundamentals.
Overseas equities contributed greatly to the fund’s return for the period, with the financials and information technology sectors being particularly additive. The fund’s bond holdings, while offering income and stability, saw smaller gains. Treasuries and securitized debt accounted for more than half of the fund’s fixed income allocation and contributed significantly to absolute returns. The fund’s managed risk strategy, employed to stabilize volatility and reduce downside exposure, did not materially impact the fund’s results over the reporting period.
In terms of detractors, non-U.S. health care equities had a negative impact on overall results, along with domestic investments in materials. Forward contracts were the sole fixed income detractor.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Managed Risk International Fund — Class P2 *	15.09%	(0.29) %	2.90%
MSCI ACWI (All Country World Index) ex USA †	32.39%	7.91%	8.41%
S&P EPAC Ex. Korea LargeMidCap Managed Risk Index - Moderate Aggressive †	15.41%	4.93%	4.73%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI and S&P Dow Jones Indices LLC.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 113,404,000
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 114,000
Investment Company, Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$ 113,404
Total number of portfolio holdings	12
Total advisory fees paid (in thousands)	$ 114
Portfolio turnover rate	17%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Includes derivatives.
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Managed Risk Washington Mutual Investors Fund - Class P1
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – Managed Risk Washington Mutual Investors Fund
Class Name	Class P1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Insurance Series -

Managed Risk Washington Mutual Investors Fund (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-P1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-P1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P1	$ 38	0.36%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class P1 shares gained 10.95% for the year ended December 31, 2025. That result compares with a 7.47% gain for the S&P 500 Managed Risk Index - Moderate. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-P1
.
What factors influenced results
U.S equities delivered solid returns in 2025, supported by strong gains from growth sectors. The S&P 500 Index climbed to record highs, driven by resilient consumer spending and expanded corporate investment in AI infrastructure. Moderating inflation and labor market softness prompted the U.S. Federal Reserve to deliver three 25-basis-point rate cuts during the year.
The portfolio’s focus on equity
income
helped returns for the period. Domestic equities contributed the most, with information technology, industrials and financials adding meaningfully to total results. While foreign-domiciled equities outpaced domestic stocks, they remained a relatively small portion of the portfolio and did not significantly add to overall results.
The fund’s managed risk strategy,
employed
to stabilize volatility and reduce downside exposure, did not materially impact the fund’s performance over the reporting period. Holdings in fixed income, adding gains, did not significantly contribute to the portfolio’s total returns, though they continue to offer opportunities for income and stability.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average
annual
total returns
	1 year	5 years	10 years
Managed Risk Washington Mutual Investors Fund — Class P1 *	10.95%	8.32%	7.50%
S&P 500 Index †	17.88%	14.42%	14.82%
S&P 500 Managed Risk Index - Moderate †	7.47%	8.36%	8.78%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 315,172,000
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 317,000
Investment Company, Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$ 315,172
Total number of portfolio holdings	18
Total advisory fees paid (in thousands)	$ 317
Portfolio turnover rate	22%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Includes derivatives.
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Managed Risk Washington Mutual Investors Fund - Class P2
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – Managed Risk Washington Mutual Investors Fund
Class Name	Class P2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Insurance Series -

Managed Risk Washington Mutual Investors Fund (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-P2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-P2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P2	$ 66	0.63%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class P2 shares gained 10.65% for the year ended December 31, 2025. That result compares with a 7.47% gain for the S&P 500 Managed Risk Index - Moderate. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-P2
.
What factors influenced results
U.S equities delivered solid returns in 2025, supported by strong gains from growth sectors. The S&P 500 Index climbed to record highs, driven by resilient consumer spending and expanded corporate investment in AI infrastructure. Moderating inflation and labor market softness prompted the U.S. Federal Reserve to deliver three 25-basis-point rate cuts during the year.
The portfolio’s focus on
equity
income helped returns for the period. Domestic equities contributed the most, with information technology, industrials and financials adding meaningfully to total results. While foreign-domiciled equities outpaced domestic stocks, they remained a relatively small portion of the portfolio and did not significantly add to overall results.
The fund’s managed risk
strategy
, employed to stabilize volatility and reduce downside exposure, did not materially impact the fund’s performance over the reporting period. Holdings in fixed income, adding gains, did not significantly contribute to the portfolio’s total returns, though they continue to offer opportunities for income and stability.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual
total
returns
	1 year	5 years	10 years
Managed Risk Washington Mutual Investors Fund — Class P2 *	10.65%	8.04%	7.18%
S&P 500 Index †	17.88%	14.42%	14.82%
S&P 500 Managed Risk Index - Moderate †	7.47%	8.36%	8.78%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 315,172,000
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 317,000
Investment Company, Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$ 315,172
Total number of portfolio holdings	18
Total advisory fees paid (in thousands)	$ 317
Portfolio turnover rate	22%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Includes derivatives.
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Managed Risk Growth-Income Fund - Class P1
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – Managed Risk Growth-Income Fund
Class Name	Class P1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Insurance Series -

Managed Risk Growth-Income Fund (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-P1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-P1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P1	$ 38	0.36%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class P1 shares gained 11.45% for the year ended December 31, 2025. That result compares with a 7.47% gain for the S&P 500 Managed Risk Index - Moderate. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-P1
.
What factors influenced results
U.S. equities saw strong gains, with the S&P 500 Index hitting record highs as corporate earnings beat expectations. At the same time, the U.S. fixed income market delivered solid returns as corporate bond yields hovered near the upper end of their 15-year range. Although inflation rose slightly on lingering tariff effects, signs of labor market weakness and economic uncertainty prompted the Federal Reserve to cut interest rates three times in 2025.
Domestic equities were the biggest contributors
to
results, with information technology, industrials and communication services sectors being particularly additive. While non-U.S. equities outpaced domestic stocks, they constituted a relatively small portion of the overall portfolio and added modestly to overall results.
The fund’s managed risk strategy, employed to stabilize
volatility
and reduce downside exposure, did not materially impact the fund’s performance over the reporting period. Holdings in fixed income, while posting positive returns, did not contribute significantly to the portfolio’s total return, though they continue to offer opportunities for income and stability.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average
annual
total returns
	1 year	5 years	10 years
Managed Risk Growth-Income Fund — Class P1 *	11.45%	7.97%	9.26%
S&P 500 Index †	17.88%	14.42%	14.82%
S&P 500 Managed Risk Index - Moderate †	7.47%	8.36%	8.78%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,092,000,000
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 2,000,000
Investment Company, Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 2,092
Total number of portfolio holdings	23
Total advisory fees paid (in millions)	$ 2
Portfolio turnover rate	29%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Includes derivatives.
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Managed Risk Growth-Income Fund - Class P2
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – Managed Risk Growth-Income Fund
Class Name	Class P2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Insurance Series -

Managed Risk Growth-Income Fund (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-P2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-P2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment )
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P2	$ 64	0.61%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class P2 shares gained 11.17% for the year ended December 31, 2025. That result compares with a 7.47% gain for the S&P 500 Managed Risk Index - Moderate. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-P2
.
What factors influenced results
U.S. equities saw strong gains, with the S&P 500 Index hitting record highs as corporate earnings beat expectations. At the same time, the U.S. fixed income market delivered solid returns as corporate bond yields hovered near the upper end of their 15-year range. Although inflation rose slightly on lingering tariff effects, signs of labor market weakness and economic uncertainty prompted the Federal Reserve to cut interest rates three times in 2025.
Domestic equities were the
biggest
contributors to results, with information technology, industrials and communication services sectors being particularly additive. While non-U.S. equities outpaced domestic stocks, they constituted a relatively small portion of the overall portfolio and added modestly to overall results.
The fund’s managed risk strategy,
employed
to stabilize volatility and reduce downside exposure, did not materially impact the fund’s performance over the reporting period. Holdings in fixed income, while posting positive returns, did not contribute significantly to the portfolio’s total return, though they continue to offer opportunities for income and stability.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual
total
returns
	1 year	5 years	10 years
Managed Risk Growth-Income Fund — Class P2 *	11.17%	7.70%	8.98%
S&P 500 Index †	17.88%	14.42%	14.82%
S&P 500 Managed Risk Index - Moderate †	7.47%	8.36%	8.78%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,092,000,000
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 2,000,000
Investment Company, Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 2,092
Total number of portfolio holdings	23
Total advisory fees paid (in millions)	$ 2
Portfolio turnover rate	29%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Includes derivatives.
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Managed Risk Asset Allocation Fund - Class P1
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – Managed Risk Asset Allocation Fund
Class Name	Class P1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Insurance Series -

Managed Risk Asset Allocation Fund (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-P1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-P1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P1	$ 38	0.36%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class P1 shares gained 12.01% for the year ended December 31, 2025. That result compares with a 7.41% gain for the S&P 500 Managed Risk Index - Moderate Conservative. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-P1
.
What factors influenced results
U.S. equities saw strong gains, with the S&P 500 Index hitting record highs as corporate earnings beat expectations. At the same time, the U.S. fixed income market delivered solid returns as corporate bond yields hovered near the upper end of their 15-year range. Although inflation rose slightly on the lingering effect of tariffs, signs of labor market weakness and economic uncertainty prompted the Federal Reserve to cut interest rates three times in 2025.
Domestic equities contributed the
most
to fund results, with holdings in information technology, industrials and communication services being particularly additive. While overseas-domiciled equities outpaced U.S. stocks, they remained a relatively small portion of the portfolio, adding moderately to overall results.
The fund’s managed risk strategy,
employed
to stabilize volatility and reduce downside exposure, did not materially impact the fund’s performance over the reporting period. Holdings in fixed income, while posting positive returns, did not significantly contribute to the portfolio’s total return, though they continue to offer opportunities for income and stability.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average
annual
total returns
	1 year	5 years	10 years
Managed Risk Asset Allocation Fund — Class P1 *	12.01%	6.71%	7.44%
S&P 500 Index †	17.88%	14.42%	14.82%
S&P 500 Managed Risk Index - Moderate Conservative †	7.41%	7.19%	7.94%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,476,000,000
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 2,000,000
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,476
Total number of portfolio holdings	11
Total advisory fees paid (in millions)	$ 2
Portfolio turnover rate	15%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Includes derivatives.
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Managed Risk Asset Allocation Fund - Class P2
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – Managed Risk Asset Allocation Fund
Class Name	Class P2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Insurance Series -

Managed Risk Asset Allocation Fund (the "fund") for the period from January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-P2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-P2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P2	$ 65	0.61%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class P2 shares gained 11.67% for the year ended December 31, 2025. That result compares with a 7.41% gain for the S&P 500 Managed Risk Index - Moderate Conservative. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-P2
.
What factors influenced results
U.S. equities saw strong gains, with the S&P 500 Index hitting record highs as corporate earnings beat expectations. At the same time, the U.S. fixed income market delivered solid returns as corporate bond yields hovered near the upper end of their 15-year range. Although inflation rose slightly on the lingering effect of tariffs, signs of labor market weakness and economic uncertainty prompted the Federal Reserve to cut interest rates three times in 2025.
Domestic equities contributed the
most
to fund results, with holdings in information technology, industrials and communication services being particularly additive. While overseas-domiciled equities outpaced U.S. stocks, they remained a relatively small portion of the portfolio, adding moderately to overall results.
The fund’s managed risk strategy, employed to stabilize volatility
and
reduce downside exposure, did not materially impact the fund’s performance over the reporting period. Holdings in fixed income, while posting positive returns, did not significantly contribute to the portfolio’s total return, though they continue to offer opportunities for income and stability.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average
annual
total returns
	1 year	5 years	10 years
Managed Risk Asset Allocation Fund — Class P2 *	11.67%	6.43%	7.17%
S&P 500 Index †	17.88%	14.42%	14.82%
S&P 500 Managed Risk Index - Moderate Conservative †	7.41%	7.19%	7.94%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,476,000,000
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 2,000,000
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,476
Total number of portfolio holdings	11
Total advisory fees paid (in millions)	$ 2
Portfolio turnover rate	15%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Includes derivatives.
Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.